UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08188

AB HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB High Income Fund

Portfolio of Investments

January 31, 2018 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 41.0%
Industrial - 32.1%
Basic - 3.8%
AK Steel Corp.
7.00%, 3/15/27 (a)	U.S.$	5,786	$5,914,177
7.625%, 10/01/21		3,745	3,885,438
Aleris International, Inc.
7.875%, 11/01/20		3,641	3,642,649
ArcelorMittal
7.00%, 3/01/41		8,119	10,310,318
7.25%, 10/15/39		11,307	14,585,691
Artsonig Pty Ltd.
11.50% (11.50% Cash and 12.00% PIK), 4/01/19 (b)(c)(d)(e)		18,059	0
Axalta Coating Systems LLC
4.875%, 8/15/24 (f)		2,893	2,994,079
CF Industries, Inc.
4.95%, 6/01/43		3,911	3,646,081
5.375%, 3/15/44		3,218	3,146,203
Cleveland-Cliffs, Inc.
5.75%, 3/01/25 (f)		12,109	11,872,766
Commercial Metals Co.
4.875%, 5/15/23		3,249	3,338,448
Constellium NV
5.75%, 5/15/24 (f)		9,890	10,121,327
5.875%, 2/15/26 (f)		8,782	8,926,675
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 2/01/26 (f)		5,991	6,027,653
ERP Iron Ore, LLC
9.039%, 12/31/19 (b)(d)(e)(g)(h)		2,156	2,155,673
Freeport-McMoRan, Inc.
5.40%, 11/14/34		3,333	3,469,010
5.45%, 3/15/43		23,655	24,252,454
6.75%, 2/01/22		1,566	1,621,576
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.375%, 12/15/23 (f)		8,179	8,599,744
INEOS Finance PLC
4.00%, 5/01/23 (f)	EUR	5,160	6,568,326
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22 (f)	U.S.$	20,167	22,853,809
Lecta SA
6.50%, 8/01/23 (f)	EUR	1,106	1,435,541
Lundin Mining Corp.
7.875%, 11/01/22 (f)	U.S.$	4,001	4,280,706
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (b)(c)(i)(j)		16,121	161
Momentive Performance Materials, Inc.
3.88%, 10/24/21		22,931	23,930,012
8.875%, 10/15/20 (b)(d)(j)(k)		22,931	0
Multi-Color Corp.
4.875%, 11/01/25 (f)		7,291	7,314,433
NOVA Chemicals Corp.
5.00%, 5/01/25 (f)		2,349	2,366,742
5.25%, 8/01/23 (f)		1,537	1,577,257

	Principal Amount (000)		U.S. $ Value
Novelis Corp.
5.875%, 9/30/26 (f)	U.S.$	3,210	$3,304,615
6.25%, 8/15/24 (f)		1,134	1,188,833
Pactiv LLC
7.95%, 12/15/25		6,261	7,106,705
Peabody Energy Corp.
6.00%, 11/15/18 (b)(d)(g)(j)		28,941	0
6.00%, 3/31/22 (f)		1,509	1,568,698
6.375%, 3/31/25 (f)		1,500	1,572,392
Plastipak Holdings, Inc.
6.25%, 10/15/25 (f)		5,711	5,925,756
PQ Corp.
5.75%, 12/15/25 (f)		2,062	2,128,384
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, 7/15/23 (f)		2,052	2,110,751
Sealed Air Corp.
6.875%, 7/15/33 (f)		14,904	17,211,035
SIG Combibloc Holdings SCA
7.75%, 2/15/23 (f)	EUR	3,835	4,946,403
Smurfit Kappa Acquisitions ULC
4.875%, 9/15/18 (f)	U.S.$	4,234	4,270,823
Smurfit Kappa Treasury Funding Ltd.
7.50%, 11/20/25		1,073	1,296,914
SPCM SA
4.875%, 9/15/25 (f)		8,220	8,252,847
Steel Dynamics, Inc.
5.125%, 10/01/21		1,007	1,031,658
Teck Resources Ltd.
5.20%, 3/01/42		7,300	7,327,076
5.40%, 2/01/43		7,166	7,353,663
6.00%, 8/15/40		3,430	3,813,477
6.125%, 10/01/35		5,000	5,602,230
6.25%, 7/15/41		323	372,921
United States Steel Corp.
6.875%, 8/15/25		8,026	8,426,634
8.375%, 7/01/21 (f)		4,333	4,674,397
Valvoline, Inc.
5.50%, 7/15/24		1,738	1,826,568

			300,149,729

Capital Goods - 1.7%
Apex Tool Group LLC
7.00%, 2/01/21 (f)		7,737	7,690,300
ARD Finance SA
6.625% (6.625% Cash or 7.375% PIK), 9/15/23 (e)	EUR	10,431	13,842,452
7.125% (7.125% Cash or 7.875% PIK), 9/15/23 (e)	U.S.$	530	554,454
ARD Securities Finance SARL
8.75%, 1/31/23 (e)(f)		1,340	1,384,818

	Principal Amount (000)		U.S. $ Value
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.75%, 5/15/24 (f)	EUR	9,883	$13,475,078
B456 Systems, Inc.
3.75%, 12/31/49 (b)(g)(j)(l)	U.S.$	3,985	308,838
Bombardier, Inc.
5.75%, 3/15/22 (f)		830	832,249
6.00%, 10/15/22 (f)		1,147	1,147,345
6.125%, 1/15/23 (f)		3,906	3,949,415
7.50%, 3/15/25 (f)		3,858	4,013,597
8.75%, 12/01/21 (f)		5,365	5,980,757
BWAY Holding Co.
5.50%, 4/15/24 (f)		7,810	8,093,113
Clean Harbors, Inc.
5.125%, 6/01/21		3,417	3,453,965
5.25%, 8/01/20		634	640,015
Cleaver-Brooks, Inc.
7.875%, 3/01/23 (f)		3,655	3,839,457
Energizer Holdings, Inc.
5.50%, 6/15/25 (f)		6,119	6,285,877
EnPro Industries, Inc.
5.875%, 9/15/22		5,800	6,036,698
Exide Technologies
7.25%, 4/30/25 (b)(c)(e)(l)		1,873	1,732,397
Gates Global LLC/Gates Global Co.
6.00%, 7/15/22 (f)		5,356	5,483,226
GFL Environmental, Inc.
5.625%, 5/01/22 (f)		3,712	3,852,989
9.875%, 2/01/21 (f)		6,191	6,531,616
Jeld-Wen, Inc.
4.625%, 12/15/25 (f)		1,036	1,037,525
4.875%, 12/15/27 (f)		1,483	1,486,099
KLX, Inc.
5.875%, 12/01/22 (f)		5,387	5,614,488
Liberty Tire Recycling LLC
9.50%, 1/15/23 (b)(c)(d)		841	840,962
Textron Financial Corp.
3.151% (LIBOR 3 Month + 1.74%), 2/15/42 (f)(h)		125	111,446
TransDigm, Inc.
6.375%, 6/15/26		8,396	8,613,213
6.50%, 7/15/24		11,416	11,731,230
Waste Pro USA, Inc.
5.50%, 2/15/26 (f)		5,480	5,574,716

			134,138,335

Communications - Media - 3.7%
Altice Financing SA
6.625%, 2/15/23 (f)		13,760	13,966,400
7.50%, 5/15/26 (f)		11,970	12,434,256
Altice Finco SA
8.125%, 1/15/24 (f)		2,000	2,066,254

	Principal Amount (000)		U.S. $ Value
Altice Luxembourg SA
7.25%, 5/15/22 (a)(f)	EUR	6,390	$7,758,158
7.75%, 5/15/22 (a)(f)	U.S.$	7,080	6,804,914
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, 5/01/27 (f)		1,140	1,112,496
5.375%, 5/01/25 (f)		732	744,296
5.75%, 1/15/24		500	515,800
5.75%, 2/15/26 (f)		1,500	1,554,936
5.875%, 5/01/27 (f)		2,868	2,954,711
Cequel Communications Holdings I LLC/Cequel Capital Corp.
7.75%, 7/15/25 (f)		5,014	5,467,085
Clear Channel Worldwide Holdings, Inc.
Series A
6.50%, 11/15/22		2,230	2,282,528
Series B
6.50%, 11/15/22		7,410	7,621,526
CSC Holdings LLC
5.375%, 2/01/28 (f)		9,482	9,458,191
6.625%, 10/15/25 (f)		1,356	1,450,920
10.125%, 1/15/23 (f)		4,193	4,727,607
DISH DBS Corp.
5.875%, 11/15/24		5,603	5,318,693
6.75%, 6/01/21		1,500	1,570,974
7.75%, 7/01/26		11,403	11,739,354
Gray Television, Inc.
5.125%, 10/15/24 (f)		7,217	7,250,588
iHeartCommunications, Inc.
6.875%, 6/15/18 (g)		10,579	5,315,947
9.00%, 12/15/19-3/01/21 (g)		15,846	11,780,464
10.625%, 3/15/23 (g)		1,507	1,105,923
11.25%, 3/01/21 (c)		2,444	1,771,900
Liberty Interactive LLC
3.75%, 2/15/30 (l)		2,231	1,553,238
McClatchy Co. (The)
9.00%, 12/15/22 (a)		5,524	5,752,655
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
7.875%, 5/15/24 (f)		7,638	7,504,488
Meredith Corp.
6.875%, 2/01/26 (f)		4,864	4,983,304
NAI Entertainment Holdings/NAI
Entertainment Holdings Finance Corp.
5.00%, 8/01/18 (f)		1,806	1,810,098
Netflix, Inc.
4.375%, 11/15/26		10,284	10,061,351
4.875%, 4/15/28 (f)		9,063	8,983,119
Radiate Holdco LLC/Radiate Finance, Inc.
6.625%, 2/15/25 (f)		7,526	7,343,841
6.875%, 2/15/23 (f)		3,250	3,273,992

	Principal Amount (000)		U.S. $ Value
SFR Group SA
5.375%, 5/15/22 (f)	EUR	622	$789,345
5.625%, 5/15/24 (f)		1,981	2,508,701
6.00%, 5/15/22 (f)	U.S.$	1,961	1,918,854
7.375%, 5/01/26 (f)		18,406	18,133,794
Sinclair Television Group, Inc.
6.125%, 10/01/22		2,204	2,270,585
TEGNA, Inc.
4.875%, 9/15/21 (f)		1,071	1,091,071
5.50%, 9/15/24 (f)		719	753,445
6.375%, 10/15/23		3,966	4,153,112
Townsquare Media, Inc.
6.50%, 4/01/23 (f)		7,547	7,274,319
Univision Communications, Inc.
5.125%, 5/15/23-2/15/25 (f)		9,363	9,168,632
UPC Holding BV
5.50%, 1/15/28 (f)		6,302	6,060,514
UPCB Finance IV Ltd.
5.375%, 1/15/25 (f)		5,668	5,767,989
Urban One, Inc.
7.375%, 4/15/22 (f)		7,700	7,882,875
9.25%, 2/15/20 (a)(f)		9,972	9,694,629
Virgin Media Finance PLC
4.875%, 2/15/22		8,905	8,757,934
5.25%, 2/15/22		941	917,996
5.75%, 1/15/25 (f)		690	692,294
Virgin Media Receivables Financing Notes I DAC
5.50%, 9/15/24 (f)	GBP	445	647,795
Virgin Media Secured Finance PLC
5.50%, 1/15/25 (f)		2,070	3,066,417
Ziggo Bond Co. BV
7.125%, 5/15/24 (f)	EUR	1,158	1,577,892
Ziggo Bond Finance BV
5.875%, 1/15/25 (f)	U.S.$	7,678	7,623,532
6.00%, 1/15/27 (f)		690	679,110
Ziggo Secured Finance BV
5.50%, 1/15/27 (f)		9,050	8,991,112

			288,461,954

Communications - Telecommunications - 2.2%
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (f)	GBP	6,207	9,117,868
C&W Senior Financing DAC
6.875%, 9/15/27 (f)	U.S.$	7,099	7,507,377
CenturyLink, Inc. Series W
6.75%, 12/01/23 (a)		1,850	1,803,696
Clear Channel Communications, Inc.
12.00%, 8/01/21 (b)(d)(g)(j)		2,737	4,927
Embarq Corp.
7.995%, 6/01/36		6,253	6,072,645
Frontier Communications Corp.
6.25%, 9/15/21		2,961	2,411,471
6.875%, 1/15/25		244	153,088

	Principal Amount (000)		U.S. $ Value
7.125%, 1/15/23	U.S.$	4,344	$2,954,550
7.625%, 4/15/24		4,034	2,660,306
7.875%, 1/15/27		4,058	2,505,373
8.75%, 4/15/22		5,502	4,266,245
9.25%, 7/01/21		1,638	1,471,024
10.50%, 9/15/22		2,308	1,905,935
11.00%, 9/15/25		232	181,485
Hughes Satellite Systems Corp.
7.625%, 6/15/21		4,508	4,934,669
Intelsat Jackson Holdings SA
5.50%, 8/01/23		9,915	7,762,890
7.25%, 10/15/20		3,184	2,779,409
7.50%, 4/01/21		4,755	4,050,490
8.00%, 2/15/24 (f)		1,212	1,268,513
9.50%, 9/30/22 (f)		2,861	3,278,217
9.75%, 7/15/25 (f)		9,337	8,600,796
Level 3 Financing, Inc.
5.25%, 3/15/26		3,619	3,545,683
5.375%, 8/15/22-1/15/24		5,601	5,616,129
6.125%, 1/15/21		2,690	2,737,812
Level 3 Parent LLC
5.75%, 12/01/22		1,140	1,149,763
Qwest Corp.
6.75%, 12/01/21		1,000	1,069,518
Sable International Finance Ltd.
6.875%, 8/01/22 (f)		2,219	2,350,866
Sprint Capital Corp.
6.875%, 11/15/28		8,886	9,179,451
8.75%, 3/15/32		3,809	4,491,489
T-Mobile USA, Inc.
6.00%, 3/01/23		3,547	3,710,403
Telecom Italia Capital SA
7.20%, 7/18/36		7,680	9,543,375
7.721%, 6/04/38		5,160	6,702,618
Telecom Italia SpA/Milano
5.303%, 5/30/24 (f)		5,639	5,975,011
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
6.00%, 4/15/23 (f)		7,539	7,301,212
Wind Tre SpA
5.00%, 1/20/26 (f)		16,323	14,837,330
Windstream Services LLC/Windstream Finance Corp.
6.375%, 8/01/23		12,858	7,553,728
8.75%, 12/15/24 (f)		3,016	2,127,149
Zayo Group LLC/Zayo Capital, Inc.
6.00%, 4/01/23		305	318,697
6.375%, 5/15/25		5,020	5,266,843

			169,168,051

Consumer Cyclical - Automotive - 1.2%
Adient Global Holdings Ltd.
4.875%, 8/15/26 (f)		8,034	7,982,237
BCD Acquisition, Inc.
9.625%, 9/15/23 (c)		14,612	16,001,002

	Principal Amount (000)		U.S. $ Value
Cooper-Standard Automotive, Inc.
5.625%, 11/15/26 (f)	U.S.$	7,290	$7,479,008
Dana Financing Luxembourg SARL
5.75%, 4/15/25 (f)		1,290	1,348,516
6.50%, 6/01/26 (f)		4,658	5,014,123
Exide Technologies
7.00%, 4/30/25 (b)(c)(e)(l)		850	561,183
11.00%, 4/30/22 (b)(c)(e)		26,129	23,255,050
Series AI
7.00%, 4/30/25 (b)(e)(g)(l)		19,658	12,974,021
Goodyear Tire & Rubber Co. (The)
7.00%, 3/15/28		700	784,622
8.75%, 8/15/20		924	1,044,468
IHO Verwaltungs GmbH
4.125% (4.125% Cash or 4.875% PIK), 9/15/21 (e)(f)		5,807	5,897,176
Meritor, Inc.
6.25%, 2/15/24		3,393	3,559,657
Navistar International Corp.
6.625%, 11/01/25 (f)		3,810	3,993,093
Titan International, Inc.
6.50%, 11/30/23 (f)		8,092	8,407,321

			98,301,477

Consumer Cyclical - Entertainment - 0.4%
AMC Entertainment Holdings, Inc.
5.875%, 11/15/26 (a)		10,194	9,911,555
Silversea Cruise Finance Ltd.
7.25%, 2/01/25 (f)		9,700	10,437,472
VOC Escrow Ltd.
5.00%, 2/15/28 (f)		7,795	7,791,071

			28,140,098

Consumer Cyclical - Other - 2.5%
Beazer Homes USA, Inc.
5.875%, 10/15/27 (f)		5,081	5,068,125
6.75%, 3/15/25 (a)		7,010	7,351,850
Caesars Entertainment Corp.
5.00%, 10/01/24 (b)(l)		333	689,620
CalAtlantic Group, Inc.
6.625%, 5/01/20		5,393	5,778,028
8.375%, 5/15/18		3,250	3,301,581
Cooperativa Muratori & Cementisti-CMC di Ravenna SC
6.00%, 2/15/23 (f)	EUR	1,876	2,312,010
Diamond Resorts International, Inc.
7.75%, 9/01/23 (f)	U.S.$	7,479	8,171,727
Five Point Operating Co. LP/Five Point
Capital Corp.
7.875%, 11/15/25 (f)		9,456	9,659,654
GLP Capital LP/GLP Financing II, Inc.
5.375%, 4/15/26		4,880	5,221,600

	Principal Amount (000)		U.S. $ Value
International Game Technology PLC
6.50%, 2/15/25 (f)	U.S.$	3,625	$4,036,437
James Hardie International Finance DAC
4.75%, 1/15/25 (f)		2,497	2,531,019
5.00%, 1/15/28 (f)		2,181	2,196,886
K. Hovnanian Enterprises, Inc.
5.00%, 11/01/21		12,319	11,473,350
10.00%, 7/15/22 (f)		2,858	3,126,961
10.50%, 7/15/24 (f)		2,857	3,202,354
KB Home
7.00%, 12/15/21		6,936	7,634,268
7.25%, 6/15/18		1,000	1,017,288
7.50%, 9/15/22		2,741	3,119,628
Lennar Corp.
4.50%, 6/15/19		1,690	1,720,709
6.95%, 6/01/18		2,780	2,816,196
MDC Holdings, Inc.
5.50%, 1/15/24		4,397	4,621,801
6.00%, 1/15/43		14,826	14,552,060
Meritage Homes Corp.
7.15%, 4/15/20		2,500	2,704,790
Pinnacle Entertainment, Inc.
5.625%, 5/01/24		4,736	5,067,241
PulteGroup, Inc.
5.00%, 1/15/27		1,470	1,525,834
6.00%, 2/15/35		932	973,153
6.375%, 5/15/33		2,695	3,019,028
7.875%, 6/15/32		10,968	13,606,835
RSI Home Products, Inc.
6.50%, 3/15/23 (f)		14,852	15,574,550
Safari Holding Verwaltungs GmbH
8.25%, 2/15/21 (f)	EUR	1,157	1,464,606
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (f)	U.S.$	6,743	6,960,839
6.125%, 4/01/25 (f)		4,677	4,870,829
Standard Industries, Inc./NJ
6.00%, 10/15/25 (f)		5,285	5,615,312
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875%, 5/15/25 (f)		8,781	8,435,292
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.875%, 4/15/23 (f)		4,950	5,256,281
Toll Brothers Finance Corp.
4.875%, 3/15/27		8,180	8,503,568
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 3/01/25 (f)		4,515	4,564,412

			197,745,722

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Restaurants - 0.1%
Golden Nugget, Inc.
6.75%, 10/15/24 (f)	U.S.$	6,563	$6,784,501
IRB Holding Corp.
6.75%, 2/15/26 (f)		3,291	3,326,971

			10,111,472

Consumer Cyclical - Retailers - 0.9%
FirstCash, Inc.
5.375%, 6/01/24 (f)		9,868	10,351,423
JC Penney Corp., Inc.
6.375%, 10/15/36		1,169	803,976
7.40%, 4/01/37		4,492	3,243,363
L Brands, Inc.
5.25%, 2/01/28		4,494	4,441,968
6.875%, 11/01/35		11,730	12,041,983
6.95%, 3/01/33		3,500	3,483,655
Levi Strauss & Co.
5.00%, 5/01/25		6,039	6,256,458
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (f)		14,081	8,959,036
8.75% (8.75% Cash or 9.50% PIK), 10/15/21 (e)(f)		18	10,551
Penske Automotive Group, Inc.
5.50%, 5/15/26		3,545	3,615,329
PetSmart, Inc.
7.125%, 3/15/23 (f)		8,569	5,377,048
Sonic Automotive, Inc.
5.00%, 5/15/23		3,494	3,419,103
6.125%, 3/15/27		5,939	5,934,653

			67,938,546

Consumer Non-Cyclical - 3.7%
Acadia Healthcare Co., Inc.
6.50%, 3/01/24		4,040	4,231,468
Air Medical Group Holdings, Inc.
6.375%, 5/15/23 (f)		3,643	3,476,974
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
5.75%, 3/15/25		1,869	1,672,505
6.625%, 6/15/24 (a)		10,544	10,017,475
Aveta, Inc.
10.50%, 3/01/21 (b)(f)(j)		94,592	1
BI-LO LLC/BI-LO Finance Corp.
8.625% (8.625% Cash or 9.375% PIK), 9/15/18 (c)(e)		12,580	5,267,999
9.25%, 2/15/19 (c)		6,688	6,607,938
Catalent Pharma Solutions, Inc.
4.75%, 12/15/24 (f)	EUR	2,223	2,951,521
4.875%, 1/15/26 (f)	U.S.$	3,111	3,109,945
CHS/Community Health Systems, Inc.
6.875%, 2/01/22		19,042	13,543,622
7.125%, 7/15/20 (a)		7,029	6,137,245
8.00%, 11/15/19 (a)		2,614	2,449,111
DaVita, Inc.
5.00%, 5/01/25		8,665	8,633,711

	Principal Amount (000)		U.S. $ Value
Diamond BC BV
5.625%, 8/15/25 (f)	EUR	2,527	$3,098,703
Eagle Holding Co. II LLC
7.625% (7.625% Cash or 8.375% PIK), 5/15/22 (e)(f)	U.S.$	1,276	1,300,627
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23-2/01/25 (f)		23,781	18,112,780
Endo Finance LLC
5.75%, 1/15/22 (f)		8,655	7,335,061
Endo Finance LLC/Endo Finco, Inc.
5.375%, 1/15/23 (f)		778	607,657
Envision Healthcare Corp.
5.625%, 7/15/22		5,163	5,249,031
6.25%, 12/01/24 (f)		5,755	6,067,917
First Quality Finance Co., Inc.
4.625%, 5/15/21 (f)		16,738	16,829,557
HCA, Inc.
4.25%, 10/15/19		3,274	3,338,963
4.50%, 2/15/27		1,002	999,012
5.00%, 3/15/24		1,500	1,562,491
5.25%, 6/15/26		1,744	1,826,693
5.875%, 3/15/22-2/15/26		3,730	3,975,230
Hill-Rom Holdings, Inc.
5.75%, 9/01/23 (f)		1,473	1,541,520
Lamb Weston Holdings, Inc.
4.625%, 11/01/24 (f)		2,904	2,944,749
LifePoint Health, Inc.
5.375%, 5/01/24		7,207	6,979,569
5.875%, 12/01/23		11,828	11,862,455
Mallinckrodt International Finance SA
4.75%, 4/15/23		13,040	10,795,125
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (f)		10,965	9,031,410
5.625%, 10/15/23 (f)		5,736	4,905,806
5.75%, 8/01/22 (f)		54	49,701
MEDNAX, Inc.
5.25%, 12/01/23 (f)		2,302	2,354,060
MPH Acquisition Holdings LLC
7.125%, 6/01/24 (f)		4,419	4,744,773
Post Holdings, Inc.
5.00%, 8/15/26 (f)		7,041	6,888,485
5.50%, 3/01/25 (f)		6,937	7,136,654
5.625%, 1/15/28 (f)		6,030	6,018,428
5.75%, 3/01/27 (f)		690	691,098
Spectrum Brands, Inc.
4.00%, 10/01/26 (f)	EUR	3,459	4,585,218
6.625%, 11/15/22	U.S.$	2,624	2,727,068
Synlab Unsecured Bondco PLC
8.25%, 7/01/23 (f)	EUR	3,869	5,191,502

	Principal Amount (000)		U.S. $ Value
Tenet Healthcare Corp.
6.75%, 6/15/23 (a)	U.S.$	8,125	$8,011,989
6.875%, 11/15/31		8,571	7,497,474
8.125%, 4/01/22		4,631	4,781,924
Valeant Pharmaceuticals International
6.75%, 8/15/21 (f)		2,360	2,335,675
7.25%, 7/15/22 (f)		5,402	5,352,528
Valeant Pharmaceuticals International, Inc.
5.375%, 3/15/20 (f)		4,097	4,080,210
5.50%, 3/01/23 (f)		1,466	1,312,958
5.625%, 12/01/21 (f)		201	193,674
5.875%, 5/15/23 (f)		6,775	6,131,375
6.50%, 3/15/22 (f)		2,085	2,186,020
7.50%, 7/15/21 (f)		8,294	8,336,233
Vizient, Inc.
10.375%, 3/01/24 (f)		5,443	6,142,137
Voyage Care BondCo PLC
5.875%, 5/01/23 (f)	GBP	7,223	10,419,276

			293,632,331

Energy - 7.1%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
7.875%, 12/15/24	U.S.$	6,153	6,766,257
Antero Resources Corp.
5.125%, 12/01/22		5,713	5,832,407
Berry Petroleum Co. LLC
6.375%, 9/15/22 (b)(d)(g)(j)		16,461	0
Bill Barrett Corp.
7.00%, 10/15/22		3,857	3,924,498
8.75%, 6/15/25		4,591	5,043,145
California Resources Corp.
5.50%, 9/15/21		1,846	1,589,868
6.00%, 11/15/24		1,594	1,173,583
8.00%, 12/15/22 (f)		30,386	25,600,205
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23 (a)		2,547	2,630,501
7.50%, 9/15/20		1,044	1,065,325
8.25%, 7/15/25		2,253	2,474,443
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/24		4,465	5,068,288
Cheniere Energy Partners LP
5.25%, 10/01/25 (f)		7,792	7,927,129
Cheniere Energy, Inc.
4.875%, 5/28/21 (b)(e)(f)(l)		7,855	7,389,197
Chesapeake Energy Corp.
4.875%, 4/15/22 (a)		10,996	10,505,040
6.125%, 2/15/21		4,867	5,002,405
8.00%, 1/15/25 (a)(f)		4,552	4,599,136
Continental Resources, Inc./OK
3.80%, 6/01/24		517	506,813
4.90%, 6/01/44		2,314	2,315,666
5.00%, 9/15/22		8,373	8,499,173
Denbury Resources, Inc.
3.50%, 3/31/24 (b)(f)(l)		691	796,199
9.25%, 3/31/22 (f)		3,058	3,143,667

	Principal Amount (000)		U.S. $ Value
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43	U.S.$	8,521	$6,518,565
5.70%, 10/15/39		3,966	3,430,320
7.875%, 8/15/25 (a)		11,444	12,129,232
Energy Transfer Equity LP
4.25%, 3/15/23		16,300	16,378,403
Ensco PLC
4.50%, 10/01/24 (a)		1,712	1,469,428
5.20%, 3/15/25 (a)		8,468	7,392,742
7.75%, 2/01/26		6,960	6,946,344
EP Energy LLC/Everest Acquisition Finance, Inc.
6.375%, 6/15/23		1,899	1,274,704
7.75%, 9/01/22		3,733	2,734,423
8.00%, 2/15/25 (f)		15,115	11,915,155
9.375%, 5/01/20		4,193	3,992,700
9.375%, 5/01/24 (f)		8,385	7,106,288
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 5/15/26		8,220	8,208,919
6.50%, 10/01/25 (b)		761	773,799
6.75%, 8/01/22		1,277	1,328,974
Golden Energy Offshore Services AS
5.00%, 2/15/18 (b)(c)	NOK	33,602	1,961,514
Gulfport Energy Corp.
6.00%, 10/15/24	U.S.$	2,420	2,440,795
6.375%, 5/15/25		7,453	7,600,040
6.375%, 1/15/26 (f)		13,085	13,281,026
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (f)		10,221	10,415,005
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (f)		4,435	4,464,129
5.75%, 10/01/25 (f)		11,693	12,038,645
Murphy Oil Corp.
6.875%, 8/15/24		7,252	7,733,946
Murphy Oil USA, Inc.
5.625%, 5/01/27		503	519,578
6.00%, 8/15/23		3,166	3,282,851
Nabors Industries, Inc.
4.625%, 9/15/21		8,503	8,299,311
5.50%, 1/15/23 (a)		12,070	12,092,112
Noble Holding International Ltd.
5.25%, 3/15/42		1,180	780,275
6.20%, 8/01/40		1,090	771,175
7.70%, 4/01/25 (m)		2,289	2,055,408
7.75%, 1/15/24 (a)		18,096	16,749,929
Oasis Petroleum, Inc.
6.50%, 11/01/21		1,638	1,675,056
6.875%, 3/15/22 (a)		2,352	2,432,718
PDC Energy, Inc.
5.75%, 5/15/26 (f)		8,694	8,879,408
6.125%, 9/15/24		3,203	3,331,389

	Principal Amount (000)		U.S. $ Value
PHI, Inc.
5.25%, 3/15/19	U.S.$	7,518	$7,461,615
Precision Drilling Corp.
7.125%, 1/15/26 (f)		5,820	6,044,064
QEP Resources, Inc.
5.25%, 5/01/23		5,195	5,312,267
5.375%, 10/01/22		1,061	1,092,888
5.625%, 3/01/26		1,644	1,687,255
6.875%, 3/01/21		3,871	4,185,232
Range Resources Corp.
4.875%, 5/15/25		7,609	7,371,797
5.00%, 8/15/22-3/15/23		9,741	9,784,454
5.875%, 7/01/22		729	762,395
Rowan Cos., Inc.
5.40%, 12/01/42		3,688	2,837,717
7.375%, 6/15/25 (a)		8,875	9,101,108
Sanchez Energy Corp.
6.125%, 1/15/23 (a)		26,387	23,055,641
SandRidge Energy, Inc.
7.50%, 2/15/23 (b)(d)(g)(j)		1,970	0
8.125%, 10/15/22 (b)(d)(g)(j)		15,534	0
Seitel, Inc.
9.50%, 4/15/19		2,574	2,572,366
SemGroup Corp.
6.375%, 3/15/25 (f)		4,402	4,417,962
7.25%, 3/15/26 (f)		3,996	4,138,142
SemGroup Corp./Rose Rock Finance Corp.
5.625%, 11/15/23		3,214	3,166,931
SM Energy Co.
5.00%, 1/15/24		3,340	3,306,744
5.625%, 6/01/25 (a)		7,293	7,227,378
6.50%, 1/01/23		7,813	7,958,697
Southern Star Central Corp.
5.125%, 7/15/22 (f)		6,100	6,284,354
SRC Energy, Inc.
6.25%, 12/01/25 (f)		5,952	6,145,892
Sunoco LP/Sunoco Finance Corp.
5.50%, 2/15/26 (f)		9,875	10,067,632
5.875%, 3/15/28 (f)		7,491	7,651,232
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.125%, 2/01/25		1,618	1,630,159
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (f)		7,200	7,842,370
Transocean, Inc.
5.80%, 10/15/22		6,595	6,669,194
6.80%, 3/15/38		11,478	9,828,038
7.50%, 1/15/26 (f)		4,688	4,898,149
7.50%, 4/15/31		1,800	1,716,750
9.00%, 7/15/23 (f)		6,110	6,698,576
Vantage Drilling International
7.125%, 4/01/23 (b)(d)(g)(j)		8,325	0
7.50%, 11/01/19 (b)(d)(g)(j)		8,860	0

	Principal Amount (000)		U.S. $ Value
10.00%, 12/31/20 (b)(g)	U.S.$	521	$510,580
10.00%, 12/31/20 (b)(c)		431	422,380
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 4/15/23 (f)		9,473	9,527,631
Weatherford International Ltd.
5.875%, 7/01/21 (l)		718	748,345
6.50%, 8/01/36		4,003	3,454,293
6.75%, 9/15/40		4,691	4,102,068
7.00%, 3/15/38		4,190	3,762,394
7.75%, 6/15/21		1,377	1,457,516
9.875%, 2/15/24		10,078	10,973,783
Whiting Petroleum Corp.
1.25%, 4/01/20 (l)		2,925	2,720,250
5.75%, 3/15/21		2,091	2,165,051
6.25%, 4/01/23		3,545	3,648,429
6.625%, 1/15/26 (f)		6,088	6,222,070

			554,889,040

Other Industrial - 0.5%
American Tire Distributors, Inc.
10.25%, 3/01/22 (f)		12,835	13,271,428
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		16,442	16,855,977
H&E Equipment Services, Inc.
5.625%, 9/01/25 (f)		3,225	3,343,732
Laureate Education, Inc.
8.25%, 5/01/25 (f)		8,033	8,627,217

			42,098,354

Services - 1.7%
APTIM Corp.
7.75%, 6/15/25 (f)		9,748	9,023,792
APX Group, Inc.
7.875%, 12/01/22		11,855	12,713,444
8.75%, 12/01/20		9,846	10,016,690
Aramark Services, Inc.
5.00%, 2/01/28 (f)		5,362	5,447,251
5.125%, 1/15/24		1,484	1,533,471
Carlson Travel, Inc.
6.75%, 12/15/23 (f)		4,967	4,913,456
Ceridian HCM Holding, Inc.
11.00%, 3/15/21 (f)		5,951	6,153,590
eDreams ODIGEO SA
8.50%, 8/01/21 (f)	EUR	10,172	13,500,008
Gartner, Inc.
5.125%, 4/01/25 (f)	U.S.$	3,489	3,632,855
GEO Group, Inc. (The)
5.125%, 4/01/23		1,054	1,065,283
5.875%, 1/15/22-10/15/24		4,401	4,529,157
6.00%, 4/15/26		4,689	4,785,584
IHS Markit Ltd.
5.00%, 11/01/22 (f)		3,524	3,741,367

	Principal Amount (000)		U.S. $ Value
iPayment, Inc.
10.75%, 4/15/24 (c)	U.S.$	5,950	$6,707,578
KAR Auction Services, Inc.
5.125%, 6/01/25 (f)		3,422	3,465,514
Monitronics International, Inc.
9.125%, 4/01/20		3,900	3,416,435
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 4/15/22 (f)		1,840	1,869,688
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (f)		21,208	23,446,271
Ritchie Bros Auctioneers, Inc.
5.375%, 1/15/25 (f)		2,521	2,590,461
Sabre GLBL, Inc.
5.25%, 11/15/23 (f)		3,595	3,632,226
5.375%, 4/15/23 (f)		4,041	4,110,125
Service Corp. International/US
7.50%, 4/01/27		1,270	1,511,986
Team Health Holdings, Inc.
6.375%, 2/01/25 (a)(f)		5,939	5,537,542

			137,343,774

Technology - 1.5%
Amkor Technology, Inc.
6.375%, 10/01/22		10,924	11,255,740
Ascend Learning LLC
6.875%, 8/01/25 (f)		2,256	2,346,008
BMC Software Finance, Inc.
8.125%, 7/15/21 (f)		15,535	15,584,417
BMC Software, Inc.
7.25%, 6/01/18		223	224,922
Boxer Parent Co., Inc.
9.00% (9.00% Cash or 9.75% PIK), 10/15/19 (e)(f)		2,777	2,775,687
Conduent Finance, Inc./Conduent Business Services LLC
10.50%, 12/15/24 (f)		12,109	14,118,162
CURO Financial Technologies Corp.
12.00%, 3/01/22 (f)		6,779	7,512,210
Dell International LLC/EMC Corp.
7.125%, 6/15/24 (f)		2,133	2,317,321
Dell, Inc.
6.50%, 4/15/38		10,502	10,952,021
Goodman Networks, Inc.
8.00%, 5/11/22 (b)		2,851	1,961,469
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125% (7.125% Cash or 7.875% PIK), 5/01/21 (e)(f)		1,140	1,165,286
Infor US, Inc.
6.50%, 5/15/22		7,478	7,720,833
Micron Technology, Inc.
5.50%, 2/01/25		1,367	1,435,461

	Principal Amount (000)		U.S. $ Value
Quintiles IMS, Inc.
3.25%, 3/15/25 (f)	EUR	5,672	$7,190,680
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (f)	U.S.$	10,160	11,403,228
Symantec Corp.
5.00%, 4/15/25 (f)		4,918	5,007,837
Western Digital Corp.
4.75%, 2/15/26		7,876	7,968,275
10.50%, 4/01/24		4,967	5,803,855

			116,743,412

Transportation - Airlines - 0.0%
UAL Pass-Through Trust
Series 2007-1A
6.636%, 7/02/22		1,308	1,404,310

Transportation - Services - 1.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (f)		4,569	4,489,901
5.50%, 4/01/23 (a)		4,745	4,782,239
CEVA Group PLC
9.00%, 9/01/21 (f)		10,987	10,564,770
Europcar Groupe SA
5.75%, 6/15/22 (f)	EUR	3,802	4,926,408
Herc Rentals, Inc.
7.75%, 6/01/24 (f)	U.S.$	10,101	11,057,918
Hertz Corp. (The)
5.50%, 10/15/24 (a)(f)		20,340	18,210,992
5.875%, 10/15/20		6,784	6,795,594
7.625%, 6/01/22 (a)(f)		1,557	1,628,793
Loxam SAS
3.50%, 4/15/22 (f)	EUR	1,102	1,426,782
4.25%, 4/15/24 (f)		540	717,487
United Rentals North America, Inc.
5.50%, 5/15/27	U.S.$	3,587	3,761,106
5.875%, 9/15/26		954	1,020,054
XPO CNW, Inc.
6.70%, 5/01/34		13,854	14,936,011
XPO Logistics, Inc.
6.125%, 9/01/23 (f)		2,430	2,561,930

			86,879,985

			2,527,146,590

Financial Institutions - 7.7%
Banking - 5.3%
Allied Irish Banks PLC
Series E
7.375%, 12/03/20 (f)(n)	EUR	1,819	2,572,179
Ally Financial, Inc.
4.125%, 3/30/20	U.S.$	505	510,832
8.00%, 11/01/31		10,698	13,596,687

	Principal Amount (000)		U.S. $ Value
Banco Bilbao Vizcaya Argentaria SA
5.875%, 5/24/22 (f)(n)	EUR	5,600	$7,786,181
6.125%, 11/16/27 (n)	U.S.$	3,400	3,537,992
6.75%, 2/18/20 (f)(n)	EUR	1,800	2,430,667
8.875%, 4/14/21 (f)(n)		18,200	27,146,476
Banco Santander SA
6.25%, 3/12/19-9/11/21 (f)(n)		8,200	11,258,027
6.75%, 4/25/22 (f)(n)		6,200	8,940,912
Bank of America Corp.
Series AA
6.10%, 3/17/25 (n)	U.S.$	7,966	8,563,450
Series X
6.25%, 9/05/24 (n)		521	561,913
Series Z
6.50%, 10/23/24 (n)		4,009	4,476,758
Bank of Ireland
7.375%, 6/18/20 (f)(n)	EUR	7,475	10,396,391
Barclays Bank PLC
6.86%, 6/15/32 (f)(n)	U.S.$	838	1,022,879
7.70%, 4/25/18 (f)(n)		10,164	10,275,174
Barclays PLC
7.25%, 3/15/23 (f)(n)	GBP	3,808	6,047,471
8.00%, 12/15/20 (n)	EUR	13,777	19,778,149
Citigroup, Inc.
5.95%, 1/30/23 (n)	U.S.$	14,778	15,540,161
Series M
6.30%, 5/15/24 (n)		7,000	7,404,887
Credit Agricole SA
6.50%, 6/23/21 (f)(n)	EUR	4,525	6,446,075
7.589%, 1/30/20 (f)(n)	GBP	4,950	7,778,081
8.125%, 12/23/25 (f)(n)	U.S.$	13,944	16,744,556
Credit Suisse Group AG
6.25%, 12/18/24 (f)(n)		7,786	8,399,794
7.50%, 12/11/23 (f)(n)		26,323	29,879,050
Dresdner Funding Trust I
8.151%, 6/30/31 (f)		816	1,096,289
Goldman Sachs Group, Inc. (The)
Series P
5.00%, 11/10/22 (n)		11,805	11,584,978
Intesa Sanpaolo SpA
3.928%, 9/15/26 (f)	EUR	1,378	1,898,585
5.017%, 6/26/24 (f)	U.S.$	3,198	3,266,165
5.71%, 1/15/26 (f)		3,398	3,574,992
7.75%, 1/11/27 (f)(n)	EUR	5,629	8,881,144
Lloyds Banking Group PLC
6.413%, 10/01/35 (f)(n)	U.S.$	3,709	4,366,068
6.657%, 5/21/37 (f)(n)		1,801	2,149,521
7.50%, 6/27/24 (n)		3,535	3,974,252
7.625%, 6/27/23 (f)(n)	GBP	9,370	15,535,327
Macquarie Bank Ltd./London
6.125%, 3/08/27 (f)(n)	U.S.$	256	265,927

	Principal Amount (000)		U.S. $ Value
Royal Bank of Scotland Group PLC
2.001% (EURIBOR 3 Month + 2.33%), 3/31/18 (f)(h)(n)	EUR	650	$807,007
8.00%, 8/10/25 (n)	U.S.$	1,847	2,116,152
8.625%, 8/15/21 (n)		21,538	24,071,860
Series U
4.013% (LIBOR 3 Month + 2.32%), 9/30/27 (h)(n)		6,400	6,485,894
SNS Bank NV
Series E
11.25%, 12/31/49 (b)(g)(j)(n)	EUR	1,001	7,221
Societe Generale SA
7.375%, 9/13/21 (f)(n)	U.S.$	7,501	8,082,327
7.875%, 12/18/23 (f)(n)		6,410	7,243,300
8.00%, 9/29/25 (a)(f)(n)		11,901	13,909,294
Standard Chartered PLC
3.277% (LIBOR 3 Month + 1.51%), 1/30/27 (f)(h)(n)		3,500	3,355,180
7.50%, 4/02/22 (f)(n)		8,455	9,131,832
7.75%, 4/02/23 (f)(n)		1,988	2,191,356
SunTrust Banks, Inc.
Series G
5.05%, 6/15/22 (n)		6,334	6,364,245
Series H
5.125%, 12/15/27 (n)		7,540	7,322,961
UBS Group AG
6.875%, 3/22/21 (f)(n)		206	219,881
7.00%, 2/19/25 (f)(n)		14,430	16,308,815
UniCredit SpA
9.25%, 6/03/22 (f)(n)	EUR	11,605	17,887,275
Zions Bancorporation
5.65%, 11/15/23	U.S.$	2,289	2,337,154

			415,529,744

Brokerage - 0.1%
Lehman Brothers Holdings, Inc.
6.875%, 5/02/18 (b)(j)		1,600	74,365
Series G
4.80%, 3/13/14 (b)(j)(o)		1,800	75,960
LPL Holdings, Inc.
5.75%, 9/15/25 (f)		11,023	11,245,378

			11,395,703

Finance - 0.9%
Enova International, Inc.
8.50%, 9/01/24 (f)		5,687	5,925,786
9.75%, 6/01/21		6,621	7,051,656
goeasy Ltd.
7.875%, 11/01/22 (f)		3,593	3,828,769
ILFC E-Capital Trust II
4.62%, 12/21/65 (f)(p)		1,500	1,470,000
Lincoln Finance Ltd.
6.875%, 4/15/21 (f)	EUR	6,507	8,436,671

	Principal Amount (000)		U.S. $ Value
Navient Corp.
4.875%, 6/17/19	U.S.$	5,837	$5,923,026
5.50%, 1/15/19-1/25/23		2,213	2,251,887
5.875%, 3/25/21		1,779	1,842,677
6.50%, 6/15/22		4,183	4,411,844
6.625%, 7/26/21		4,403	4,672,402
7.25%, 1/25/22		1,638	1,771,838
8.00%, 3/25/20		8,274	8,934,009
SLM Corp.
5.125%, 4/05/22		3,828	3,964,162
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (f)		12,384	12,072,740

			72,557,467

Insurance - 0.6%
Galaxy Bidco Ltd.
6.375%, 11/15/20 (f)	GBP	4,512	6,431,252
Genworth Holdings, Inc.
3.418% (LIBOR 3 Month + 2.00%), 11/15/66 (h)	U.S.$	809	357,983
7.625%, 9/24/21		6,225	6,097,412
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (f)		14,759	18,741,967
Polaris Intermediate Corp.
8.50%, 12/01/22 (e)(f)		11,690	12,175,364

			43,803,978

Other Finance - 0.5%
Creditcorp
12.00%, 7/15/18 (c)		6,205	5,832,700
Intrum Justitia AB
2.75%, 7/15/22 (f)	EUR	7,260	8,993,066
3.125%, 7/15/24 (f)		3,630	4,440,982
LHC3 PLC
4.125%, 8/15/24 (e)(f)		1,336	1,706,985
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.375%, 12/15/22 (f)	U.S.$	1,428	1,472,930
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.75%, 6/01/25 (f)		12,403	12,680,058
VFH Parent LLC/Orchestra Co-Issuer, Inc.
6.75%, 6/15/22 (f)		781	821,599

			35,948,320

REITS - 0.3%
FelCor Lodging LP
5.625%, 3/01/23		5,333	5,460,256
Iron Mountain, Inc.
5.25%, 3/15/28 (f)		12,885	12,526,398
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		1,605	1,591,850
5.25%, 8/01/26		971	999,257
5.50%, 5/01/24		1,696	1,748,413

			22,326,174

			601,561,386

	Principal Amount (000)		U.S. $ Value
Utility - 1.2%
Electric - 1.1%
AES Corp./VA
4.875%, 5/15/23	U.S.$	826	$844,610
Calpine Corp.
5.375%, 1/15/23 (a)		14,307	14,103,555
5.50%, 2/01/24		6,460	6,132,820
5.75%, 1/15/25 (a)		2,463	2,337,616
ContourGlobal Power Holdings SA
5.125%, 6/15/21 (f)	EUR	8,608	11,070,721
DPL, Inc.
6.75%, 10/01/19	U.S.$	1,280	1,335,123
Dynegy, Inc.
7.375%, 11/01/22		9,096	9,625,405
NRG Energy, Inc.
5.75%, 1/15/28 (f)		5,386	5,393,309
6.25%, 7/15/22-5/01/24		5,426	5,664,906
NRG Yield Operating LLC
5.375%, 8/15/24		4,311	4,377,713
Talen Energy Supply LLC
4.60%, 12/15/21 (a)		13,164	12,437,453
6.50%, 6/01/25		4,976	4,143,679
10.50%, 1/15/26 (f)		10,094	10,170,169
Texas Competitive/TCEH
11.50%, 10/01/20 (b)(c)(d)(j)		2,679	0

			87,637,079

Natural Gas - 0.1%
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23		8,104	8,473,818

			96,110,897

Total Corporates - Non-Investment Grade (cost $3,135,939,648)			3,224,818,873

GOVERNMENTS - TREASURIES - 15.0%
Colombia - 0.3%
Colombia Government International Bond
7.75%, 4/14/21	COP	12,390,000	4,609,454
Colombian TES
Series B
7.00%, 5/04/22		44,013,200	16,222,731
10.00%, 7/24/24		7,000,000	2,967,191

			23,799,376

Indonesia - 1.8%
Indonesia Treasury Bond
Series FR53
8.25%, 7/15/21	IDR	314,387,000	25,252,989

	Principal Amount (000)		U.S. $ Value
Series FR56
8.375%, 9/15/26	IDR	357,914,000	$30,174,809
Series FR59
7.00%, 5/15/27		520,914,000	40,512,507
Series FR70
8.375%, 3/15/24		221,234,000	18,461,641
Series FR73
8.75%, 5/15/31		280,537,000	24,332,344

			138,734,290

Malaysia - 0.6%
Malaysia Government Bond
Series 511
3.58%, 9/28/18	MYR	174,300	44,784,379

Mexico - 2.6%
Mexican Bonos
Series M
6.50%, 6/10/21	MXN	1,850,506	96,210,523
8.00%, 6/11/20		480,004	26,024,759
Series M 20
10.00%, 12/05/24		1,306,688	79,245,605

			201,480,887

Russia - 0.9%
Russian Federal Bond - OFZ
Series 6209
7.60%, 7/20/22	RUB	254,534	4,664,992
Series 6212
7.05%, 1/19/28		1,271,800	22,511,044
Series 6217
7.50%, 8/18/21		2,509,448	45,634,525

			72,810,561

United States - 8.7%
U.S. Treasury Bonds
6.125%, 11/15/27 (q)(r)	U.S.$	203,500	263,087,344
6.125%, 8/15/29		50,000	66,750,000
6.25%, 5/15/30		53,350	72,847,760
7.25%, 8/15/22		22,756	27,428,091
8.00%, 11/15/21 (q)		100,000	120,156,250
8.75%, 8/15/20 (a)		53,860	62,460,769
U.S. Treasury Notes
0.875%, 4/15/19 (q)		15,680	15,469,300
2.125%, 8/31/20 (q)		6,300	6,280,313
2.25%, 8/15/27		52,685	50,610,528

			685,090,355

Uruguay - 0.1%
Uruguay Government International Bond
8.50%, 3/15/28 (f)	UYU	176,233	5,951,047
9.875%, 6/20/22 (f)		138,362	5,040,435

			10,991,482

Total Governments - Treasuries (cost $1,178,597,469)			1,177,691,330

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - TREASURIES - 9.0%
Argentina - 1.4%
Argentina POM Politica Monetaria
Series POM
27.28% (ARPP7DRR + 0.00%), 6/21/20 (h)	ARS	91,311	$5,091,564
Argentine Bonos del Tesoro
15.50%, 10/17/26		286,917	14,688,968
16.00%, 10/17/23		595,534	30,445,092
18.20%, 10/03/21		785,174	41,802,139
21.20%, 9/19/18		350,256	17,700,592

			109,728,355

Brazil - 4.7%
Brazil Letras do Tesouro Nacional
Series LTN
Zero Coupon, 1/01/19	BRL	99,500	29,425,895
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21-1/01/27		1,072,733	343,902,545

			373,328,440

Dominican Republic - 0.4%
Dominican Republic International Bond
10.50%, 1/17/20 (c)	DOP	347,740	7,557,977
12.00%, 1/20/22 (c)		347,740	7,848,144
15.95%, 6/04/21 (c)		52,700	1,325,878
16.00%, 7/10/20 (c)		563,400	13,672,769

			30,404,768

South Africa - 0.0%
Republic of South Africa Government
Bond
Series R204
8.00%, 12/21/18	ZAR	16,800	1,428,480

Sri Lanka - 0.6%
Sri Lanka Government Bonds
10.25%, 3/15/25	LKR	844,000	5,604,364
Series A
11.50%, 12/15/21-5/15/23		4,539,000	31,622,334
11.75%, 6/15/27		786,000	5,715,066

			42,941,764

Turkey - 1.9%
Turkey Government Bond
10.60%, 2/11/26	TRY	34,355	8,715,347
11.00%, 2/24/27		319,509	82,586,276
11.10%, 5/15/19		231,859	60,468,402

			151,770,025

Total Emerging Markets - Treasuries (cost $723,303,716)			709,601,832

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.6%
Risk Share Floating Rate - 7.2%
Bellemeade Re II Ltd.
Series 2016-1A, Class B1
13.561% (LIBOR 1 Month + 12.00%), 4/25/26 (c)(h)	U.S.$	2,331	$2,487,089
Series 2016-1A, Class M2B
8.061% (LIBOR 1 Month + 6.50%), 4/25/26 (c)(h)		14,481	14,772,297
Bellemeade Re Ltd.
Series 2015-1A, Class M2
5.852% (LIBOR 1 Month + 4.30%), 7/25/25 (c)(h)		3,636	3,695,291
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
8.711% (LIBOR 1 Month + 7.15%), 7/25/23 (h)		8,995	11,032,832
Series 2013-DN2, Class M2
5.811% (LIBOR 1 Month + 4.25%), 11/25/23 (h)		7,100	7,933,911
Series 2014-DN1, Class M3
6.061% (LIBOR 1 Month + 4.50%), 2/25/24 (h)		13,021	15,254,582
Series 2014-DN2, Class M3
5.161% (LIBOR 1 Month + 3.60%), 4/25/24 (h)		5,376	6,013,405
Series 2014-DN3, Class M3
5.561% (LIBOR 1 Month + 4.00%), 8/25/24 (h)		9,136	9,995,710
Series 2014-DN4, Class M3
6.111% (LIBOR 1 Month + 4.55%), 10/25/24 (h)		1,651	1,839,311
Series 2014-HQ1, Class M3
5.661% (LIBOR 1 Month + 4.10%), 8/25/24 (h)		9,416	10,520,100
Series 2014-HQ2, Class M3
5.311% (LIBOR 1 Month + 3.75%), 9/25/24 (h)		2,565	2,958,935
Series 2014-HQ3, Class M3
6.311% (LIBOR 1 Month + 4.75%), 10/25/24 (h)		9,550	10,619,174
Series 2015-DN1, Class B
13.061% (LIBOR 1 Month + 11.50%), 1/25/25 (h)		14,524	21,375,892
Series 2015-DN1, Class M3
5.711% (LIBOR 1 Month + 4.15%), 1/25/25 (h)		8,325	8,987,351
Series 2015-DNA2, Class B
9.111% (LIBOR 1 Month + 7.55%), 12/25/27 (h)		16,203	20,383,878
Series 2015-DNA3, Class B

	Principal Amount (000)		U.S. $ Value
10.911% (LIBOR 1 Month + 9.35%), 4/25/28 (h)	U.S.$	7,568	$10,192,722
Series 2015-HQ1, Class M3
5.361% (LIBOR 1 Month + 3.80%), 3/25/25 (h)		3,380	3,659,113
Series 2015-HQ2, Class B
9.511% (LIBOR 1 Month + 7.95%), 5/25/25 (h)		294	361,745
Series 2015-HQA1, Class B
10.361% (LIBOR 1 Month + 8.80%), 3/25/28 (h)		9,151	11,666,602
Series 2015-HQA1, Class M3
6.261% (LIBOR 1 Month + 4.70%), 3/25/28 (h)		8,335	9,568,334
Series 2015-HQA2, Class B
12.061% (LIBOR 1 Month + 10.50%), 5/25/28 (h)		6,993	9,720,062
Series 2016-DNA1, Class M3
7.111% (LIBOR 1 Month + 5.55%), 7/25/28 (h)		4,225	5,091,454
Series 2016-DNA2, Class B
12.061% (LIBOR 1 Month + 10.50%), 10/25/28 (h)		5,068	7,095,912
Series 2016-DNA2, Class M3
6.211% (LIBOR 1 Month + 4.65%), 10/25/28 (h)		3,862	4,442,642
Series 2016-DNA3, Class B
12.811% (LIBOR 1 Month + 11.25%), 12/25/28 (h)		3,870	5,570,408
Series 2016-DNA4, Class B
10.161% (LIBOR 1 Month + 8.60%), 3/25/29 (h)		1,836	2,220,802
Series 2016-HQA1, Class B
14.311% (LIBOR 1 Month + 12.75%), 9/25/28 (h)		2,999	4,487,833
Series 2016-HQA1, Class M3
7.911% (LIBOR 1 Month + 6.35%), 9/25/28 (h)		11,066	13,654,013
Series 2016-HQA2, Class B
13.061% (LIBOR 1 Month + 11.50%), 11/25/28 (h)		2,954	4,203,992
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
6.811% (LIBOR 1 Month + 5.25%), 10/25/23 (h)		7,285	8,519,134
Series 2014-C01, Class M2
5.961% (LIBOR 1 Month + 4.40%), 1/25/24 (h)		9,535	10,964,040
Series 2014-C03, Class 1M2
4.561% (LIBOR 1 Month + 3.00%), 7/25/24 (h)		9,904	10,620,026
Series 2015-C01, Class 1M2

	Principal Amount (000)		U.S. $ Value
5.861% (LIBOR 1 Month + 4.30%), 2/25/25 (h)	U.S.$	17,264	$18,957,621
Series 2015-C01, Class 2M2
6.111% (LIBOR 1 Month + 4.55%), 2/25/25 (h)		4,506	4,892,307
Series 2015-C02, Class 1M2
5.561% (LIBOR 1 Month + 4.00%), 5/25/25 (h)		4,595	5,033,786
Series 2015-C02, Class 2M2
5.561% (LIBOR 1 Month + 4.00%), 5/25/25 (h)		15,725	16,998,198
Series 2015-C03, Class 1M2
6.561% (LIBOR 1 Month + 5.00%), 7/25/25 (h)		17,219	19,552,612
Series 2015-C03, Class 2M2
6.561% (LIBOR 1 Month + 5.00%), 7/25/25 (h)		12,948	14,331,252
Series 2015-C04, Class 1M2
7.261% (LIBOR 1 Month + 5.70%), 4/25/28 (h)		12,379	14,268,928
Series 2015-C04, Class 2M2
7.111% (LIBOR 1 Month + 5.55%), 4/25/28 (h)		6,612	7,444,169
Series 2016-C01, Class 1B
13.311% (LIBOR 1 Month + 11.75%), 8/25/28 (h)		4,067	6,118,074
Series 2016-C01, Class 1M2
8.311% (LIBOR 1 Month + 6.75%), 8/25/28 (h)		11,933	14,267,186
Series 2016-C01, Class 2M2
8.511% (LIBOR 1 Month + 6.95%), 8/25/28 (h)		3,870	4,592,419
Series 2016-C02, Class 1B
13.811% (LIBOR 1 Month + 12.25%), 9/25/28 (h)		2,897	4,463,908
Series 2016-C02, Class 1M2
7.561% (LIBOR 1 Month + 6.00%), 9/25/28 (h)		22,977	27,212,346
Series 2016-C03, Class 1B
13.311% (LIBOR 1 Month + 11.75%), 10/25/28 (h)		7,138	10,641,703
Series 2016-C03, Class 2M2
7.461% (LIBOR 1 Month + 5.90%), 10/25/28 (h)		22,833	26,556,361
Series 2016-C04, Class 1B
11.811% (LIBOR 1 Month + 10.25%), 1/25/29 (h)		10,778	15,098,741
Series 2016-C05, Class 2B
12.31% (LIBOR 1 Month + 10.75%), 1/25/29 (h)		11,315	15,528,948
Series 2016-C05, Class 2M2
6.011% (LIBOR 1 Month + 4.45%), 1/25/29 (h)		15,479	17,408,708
Series 2016-C06, Class 1B

	Principal Amount (000)		U.S. $ Value
10.811% (LIBOR 1 Month + 9.25%), 4/25/29 (h)	U.S.$	8,528	$11,261,997
Series 2016-C07, Class 2B
11.061% (LIBOR 1 Month + 9.50%), 5/25/29 (h)		10,059	13,427,788
Series 2016-C07, Class 2M2
5.911% (LIBOR 1 Month + 4.35%), 5/25/29 (h)		4,949	5,534,660
JP Morgan Madison Avenue Securities Trust
Series 2015-CH1, Class M2
7.061% (LIBOR 1 Month + 5.50%), 10/25/25 (f)(h)		7,766	8,710,731
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
6.811% (LIBOR 1 Month + 5.25%), 11/25/25 (c)(h)		6,001	6,774,473
Series 2015-WF1, Class 2M2
7.061% (LIBOR 1 Month + 5.50%), 11/25/25 (c)(h)		3,323	3,919,527

			562,905,035

Non-Agency Fixed Rate - 1.2%
Alternative Loan Trust
Series 2005-11CB, Class 2A7
5.50%, 6/25/35		3,779	3,696,799
Series 2005-46CB, Class A2
5.50%, 10/25/35		207	200,053
Series 2005-46CB, Class A20
5.50%, 10/25/35		162	156,568
Series 2005-46CB, Class A3
5.50%, 10/25/35		507	488,775
Series 2005-46CB, Class A4
5.25%, 10/25/35		223	212,567
Series 2005-46CB, Class A7
5.50%, 10/25/35		393	378,973
Series 2005-J14, Class A8
5.50%, 12/25/35		3,193	2,730,873
Series 2006-2CB, Class A11
6.00%, 3/25/36		1,466	1,136,615
Series 2006-19CB, Class A15
6.00%, 8/25/36		510	453,023
Series 2006-19CB, Class A24
6.00%, 8/25/36		328	291,212
Series 2006-24CB, Class A15
5.75%, 6/25/36		3,645	3,085,995
Series 2006-24CB, Class A16
5.75%, 6/25/36		697	590,021
Series 2006-26CB, Class A6
6.25%, 9/25/36		303	250,284
Series 2006-26CB, Class A8
6.25%, 9/25/36		1,144	945,796
Series 2006-41CB, Class 2A13
5.75%, 1/25/37		3,068	2,536,091
Series 2006-42, Class 1A6
6.00%, 1/25/47		1,442	1,224,637
Series 2006-HY12, Class A5

	Principal Amount (000)		U.S. $ Value
3.393%, 8/25/36	U.S.$	6,510	$6,663,982
Series 2006-J1, Class 1A10
5.50%, 2/25/36		1,681	1,536,646
Series 2006-J5, Class 1A1
6.50%, 9/25/36		1,250	1,031,638
Series 2007-13, Class A2
6.00%, 6/25/47		4,753	4,101,978
Series 2007-15CB, Class A19
5.75%, 7/25/37		703	628,949
Series 2007-16CB, Class 1A7
6.00%, 8/25/37		853	838,645
BCAP LLC Trust
Series 2009-RR13, Class 17A3
5.876%, 4/26/37 (f)		2,681	2,151,726
Bear Stearns ARM Trust
Series 2007-3, Class 1A1
3.761%, 5/25/47		1,102	1,055,046
Series 2007-4, Class 22A1
3.624%, 6/25/47		4,063	3,966,795
BNPP Mortgage Securities LLC Trust
Series 2009-1, Class B1
6.00%, 8/27/37 (f)		4,623	3,752,979
ChaseFlex Trust
Series 2007-1, Class 1A3
6.50%, 2/25/37		715	544,881
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35		5,832	5,698,270
Series 2007-AR4, Class 1A1A
3.562%, 3/25/37		891	863,700
Series 2010-3, Class 2A2
6.00%, 8/25/37 (f)		2,283	1,960,279
CitiMortgage Alternative Loan Trust
Series 2007-A3, Class 1A4
5.75%, 3/25/37		1,374	1,290,188
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-17, Class A2
6.00%, 12/25/36		3,028	2,586,905
Series 2007-4, Class 1A39
6.00%, 5/25/37		2,175	1,774,419
Series 2007-HY4, Class 1A1
3.476%, 9/25/47		1,217	1,137,110
Credit Suisse Mortgage Trust
Series 2009-8R, Class 6A2
6.00%, 1/26/38 (f)		671	540,332
Series 2010-9R, Class 1A5
4.00%, 8/27/37 (f)		3,064	3,114,820
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		1,588	1,321,785
First Horizon Alternative Mortgage Securities Trust
Series 2006-AA3, Class A1
3.342%, 6/25/36		1,059	975,256
Series 2006-FA3, Class A9
6.00%, 7/25/36		1,339	1,154,899

	Principal Amount (000)		U.S. $ Value
Morgan Stanley Mortgage Loan Trust
Series 2005-10, Class 4A1
5.50%, 12/25/35	U.S.$	1,499	$1,376,579
Series 2007-12, Class 3A22
6.00%, 8/25/37		403	337,975
New Century Alternative Mortgage Loan Trust
Series 2006-ALT2, Class AF6A
5.128%, 10/25/36		6,722	4,144,301
Nomura Resecuritization Trust
Series 2010-5RA, Class 1A7
6.50%, 10/26/37 (f)		6,345	5,416,115
Residential Accredit Loans, Inc. Trust
Series 2005-QA10, Class A31
4.307%, 9/25/35		3,008	2,525,580
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		2,250	2,150,597
Residential Asset Securitization Trust
Series 2006-A8, Class 3A4
6.00%, 8/25/36		862	762,698
Series 2007-A1, Class A8
6.00%, 3/25/37		1,154	821,880
Series 2007-A5, Class 2A3
6.00%, 5/25/37		367	323,145
Structured Adjustable Rate Mortgage Loan Trust
Series 2006-9, Class 4A1
3.441%, 10/25/36		1,189	1,103,711
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-7, Class A4
4.371%, 9/25/36		2,095	1,102,758
Series 2006-9, Class A4
4.816%, 10/25/36		2,144	1,134,395
Wells Fargo Alternative Loan Trust
Series 2007-PA3, Class 3A1
6.25%, 7/25/37		1,357	1,292,862
Wells Fargo Mortgage Backed Securities Trust
Series 2007-10, Class 1A8
6.00%, 7/25/37		1,146	1,143,517
Series 2007-AR7, Class A1
3.714%, 12/28/37		5,519	5,352,412

			96,058,035

Non-Agency Floating Rate - 0.2%
Alternative Loan Trust
Series 2007-7T2, Class A3
2.161% (LIBOR 1 Month + 0.60%), 4/25/37 (h)		3,037	1,433,267
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-13, Class A7
2.161% (LIBOR 1 Month + 0.60%), 8/25/37 (h)		697	515,436

	Principal Amount (000)		U.S. $ Value
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
1.811% (LIBOR 1 Month + 0.25%), 4/25/37 (h)	U.S.$	1,679	$959,871
Lehman Mortgage Trust
Series 2007-1, Class 3A1
1.811% (LIBOR 1 Month + 0.25%), 2/25/37 (h)		2,911	663,990
Series 2007-1, Class 3A2
5.689% (7.25% - LIBOR 1 Month), 2/25/37 (h)(s)		2,911	763,570
Lehman XS Trust
Series 2007-16N, Class 2A2
2.411% (LIBOR 1 Month + 0.85%), 9/25/47 (h)		1,006	980,275
Morgan Stanley Mortgage Loan Trust
Series 2006-9AR, Class A2
1.711% (LIBOR 1 Month + 0.15%), 8/25/36 (h)		9,224	4,701,462
PHH Alternative Mortgage Trust
Series 2007-1, Class 1A1
1.721% (LIBOR 1 Month + 0.16%), 2/25/37 (h)		1,053	919,149
Series 2007-2, Class 1A3
1.891% (LIBOR 1 Month + 0.33%), 5/25/37 (h)		1,123	1,069,658
Structured Asset Mortgage Investments II Trust
Series 2007-AR6, Class A1
2.632% (12MTA + 1.50%), 8/25/47 (h)		2,580	2,425,393

			14,432,071

Total Collateralized Mortgage Obligations (cost $589,911,898)			673,395,141

EMERGING MARKETS - SOVEREIGNS - 6.4%
Angola - 0.2%
Angolan Government International Bond
9.50%, 11/12/25 (a)(f)		8,879	10,379,551
Republic of Angola Via Northern Lights III BV
7.00%, 8/17/19 (f)		1,876	1,922,900

			12,302,451

Argentina - 1.2%
Argentine Republic Government International Bond
6.875%, 4/22/21-1/26/27		32,629	34,548,234
7.50%, 4/22/26		22,983	25,292,792
7.82%, 12/31/33	EUR	24,935	35,834,371

			95,675,397

	Principal Amount (000)		U.S. $ Value
Bahrain - 0.2%
Bahrain Government International Bond
6.75%, 9/20/29 (f)	U.S.$	8,215	$8,091,775
7.00%, 10/12/28 (f)		7,504	7,625,940

			15,717,715

Belarus - 0.0%
Republic of Belarus International Bond
6.875%, 2/28/23 (f)		1,321	1,451,779

Cameroon - 0.1%
Republic of Cameroon International Bond
9.50%, 11/19/25 (f)		7,229	8,584,438

Costa Rica - 0.1%
Costa Rica Government International Bond
4.37%, 5/22/19 (f)		6,434	6,492,356

Dominican Republic - 0.5%
Dominican Republic International Bond
5.95%, 1/25/27 (f)		9,637	10,347,729
6.85%, 1/27/45 (f)		9,000	10,046,250
6.875%, 1/29/26 (f)		652	737,575
7.45%, 4/30/44 (f)		5,621	6,667,911
8.625%, 4/20/27 (f)		12,151	14,567,044

			42,366,509

Ecuador - 0.3%
Ecuador Government International Bond
7.95%, 6/20/24 (f)		4,350	4,594,687
9.65%, 12/13/26 (f)		2,405	2,738,694
10.50%, 3/24/20 (f)		9,204	10,105,707
10.75%, 3/28/22 (f)		6,443	7,473,880

			24,912,968

Egypt - 0.3%
Egypt Government International Bond
6.125%, 1/31/22 (f)		22,826	24,195,560

El Salvador - 0.1%
El Salvador Government International Bond
5.875%, 1/30/25 (f)		4,000	4,010,000
6.375%, 1/18/27 (f)		145	148,081
7.375%, 12/01/19 (f)		1,495	1,566,013
7.625%, 9/21/34 (f)		872	961,855
7.65%, 6/15/35 (f)		263	288,971
7.75%, 1/24/23 (f)		3,494	3,834,665
8.625%, 2/28/29 (f)		759	889,928

			11,699,513

Ethiopia - 0.0%
Ethiopia International Bond
6.625%, 12/11/24 (f)		2,303	2,435,423

	Principal Amount (000)		U.S. $ Value
Gabon - 0.3%
Gabon Government International Bond
6.375%, 12/12/24 (f)	U.S.$	14,182	$14,345,873
6.95%, 6/16/25 (f)		5,600	5,796,000

			20,141,873

Honduras - 0.1%
Honduras Government International Bond
6.25%, 1/19/27 (f)		7,528	8,092,600

Iraq - 0.1%
Iraq International Bond
5.80%, 1/15/28 (f)		533	525,671
6.752%, 3/09/23 (f)		3,362	3,488,075

			4,013,746

Ivory Coast - 0.5%
Ivory Coast Government International Bond
5.125%, 6/15/25 (f)	EUR	588	795,807
5.75%, 12/31/32 (f)	U.S.$	12,487	12,424,794
6.125%, 6/15/33 (f)		4,086	4,188,150
6.375%, 3/03/28 (a)(f)		9,923	10,546,760
6.375%, 3/03/28 (f)		10,768	11,444,876

			39,400,387

Jamaica - 0.2%
Jamaica Government International Bond
7.625%, 7/09/25		2,302	2,727,870
7.875%, 7/28/45		7,519	9,332,959

			12,060,829

Jordan - 0.1%
Jordan Government International Bond
5.75%, 1/31/27 (f)		4,536	4,564,350

Kenya - 0.0%
Kenya Government International Bond
5.875%, 6/24/19 (f)		3,124	3,211,472

Mongolia - 0.2%
Mongolia Government International Bond
5.125%, 12/05/22 (f)		14,564	14,600,410

Nigeria - 0.1%
Nigeria Government International Bond
6.50%, 11/28/27 (f)		2,246	2,335,840
7.875%, 2/16/32 (f)		2,864	3,232,740

			5,568,580

Pakistan - 0.1%
Pakistan Government International Bond
7.25%, 4/15/19 (f)		7,468	7,732,068

	Principal Amount (000)		U.S. $ Value
Senegal - 0.1%
Senegal Government International Bond
6.25%, 5/23/33 (f)	U.S.$	3,575	$3,753,750
8.75%, 5/13/21 (f)		3,102	3,536,280

			7,290,030

Serbia - 0.0%
Serbia International Bond
6.75%, 11/01/24 (f)		299	303,374

Sri Lanka - 0.1%
Sri Lanka Government International Bond
6.00%, 1/14/19 (f)		3,825	3,917,297
6.125%, 6/03/25 (f)		2,800	2,943,500
6.20%, 5/11/27 (f)		4,509	4,745,723

			11,606,520

Turkey - 0.6%
Turkey Government International Bond
4.875%, 10/09/26-4/16/43		25,240	22,498,875
5.625%, 3/30/21		6,615	6,929,213
6.00%, 3/25/27		15,457	16,268,492
7.375%, 2/05/25		1,649	1,890,166

			47,586,746

Ukraine - 0.6%
Ukraine Government International Bond
7.75%, 9/01/22-9/01/27 (f)		42,888	46,590,512

Venezuela - 0.2%
Venezuela Government International Bond
7.65%, 4/21/25 (f)(i)(j)		6,636	1,758,540
9.00%, 5/07/23 (f)(i)(j)		538	143,915
9.25%, 9/15/27 (i)(j)		34,020	9,440,550
9.25%, 5/07/28 (f)(i)(j)		1,500	401,250

			11,744,255

Zambia - 0.1%
Zambia Government International Bond
8.50%, 4/14/24 (f)		9,236	10,136,510

Total Emerging Markets - Sovereigns (cost $480,729,133)			500,478,371

CORPORATES - INVESTMENT GRADE - 6.1%
Financial Institutions - 3.2%
Banking - 1.6%
ABN AMRO Bank NV
Series E
6.25%, 4/27/22 (f)		1,122	1,245,237
BNP Paribas SA
7.625%, 3/30/21 (f)(n)		8,053	8,799,650
BPCE SA
5.70%, 10/22/23 (f)		241	264,069

	Principal Amount (000)		U.S. $ Value
Countrywide Capital III
Series B
8.05%, 6/15/27	U.S.$	11,735	$14,970,363
Danske Bank A/S
Series E
5.875%, 4/06/22 (f)(n)	EUR	10,021	14,260,207
DNB Bank ASA
6.50%, 3/26/22 (f)(n)	U.S.$	11,090	11,852,859
HSBC Holdings PLC
4.75%, 7/04/29 (f)(n)	EUR	14,867	20,354,179
6.00%, 9/29/23 (f)(n)		6,152	9,158,301
ICICI Bank Ltd./Dubai
4.80%, 5/22/19 (f)	U.S.$	5,980	6,112,337
Intesa Sanpaolo SpA
2.75%, 3/20/20 (f)	EUR	3,602	4,726,099
4.00%, 5/20/19 (f)		3,510	4,589,839
JPMorgan Chase & Co.
Series V
5.00%, 7/01/19 (n)	U.S.$	2,638	2,676,499
Nationwide Building Society
4.00%, 9/14/26 (f)		10,266	10,221,230
PNC Financial Services Group, Inc. (The)
Series R
4.85%, 6/01/23 (n)		3,888	3,936,911
Regions Bank/Birmingham AL
6.45%, 6/26/37		5,300	6,612,492
Santander Holdings USA, Inc.
4.40%, 7/13/27 (f)		8,119	8,232,755

			128,013,027

Brokerage - 0.1%
GFI Group, Inc.
8.375%, 7/19/18		2,367	2,420,217
SUAM Finance BV
4.875%, 4/17/24 (f)		4,867	5,165,104

			7,585,321

Finance - 0.1%
International Lease Finance Corp.
5.875%, 4/01/19		2,300	2,383,177
8.25%, 12/15/20		5,011	5,711,318

			8,094,495

Insurance - 1.2%
Allstate Corp. (The)
6.50%, 5/15/57		10,811	13,221,410
American International Group, Inc.
6.82%, 11/15/37		1,938	2,510,189
8.175%, 5/15/58		7,301	9,953,285
Aon Corp.
8.205%, 1/01/27		2,495	3,266,279
Chubb Corp. (The)
3.972% (LIBOR 3 Month + 2.25%), 4/15/37 (h)		10,937	10,876,289

	Principal Amount (000)		U.S. $ Value
Lincoln National Corp.
8.75%, 7/01/19	U.S.$	186	$201,382
MetLife Capital Trust IV
7.875%, 12/15/37 (f)		1,765	2,329,563
MetLife, Inc.
6.40%, 12/15/36		9,700	11,083,550
10.75%, 8/01/39		3,495	5,742,795
Nationwide Mutual Insurance Co.
3.879% (LIBOR 3 Month + 2.29%), 12/15/24 (f)(h)		5,000	4,919,810
9.375%, 8/15/39 (f)		4,546	7,502,614
Prudential Financial, Inc.
5.625%, 6/15/43		13,000	14,134,419
Transatlantic Holdings, Inc.
8.00%, 11/30/39		2,836	3,832,074

			89,573,659

REITS - 0.2%
EPR Properties
5.75%, 8/15/22		3,445	3,722,450
7.75%, 7/15/20		3,036	3,386,597
Senior Housing Properties Trust
6.75%, 12/15/21		4,500	4,921,952
VEREIT Operating Partnership LP
4.875%, 6/01/26		1,847	1,916,344
Weyerhaeuser Co.
8.50%, 1/15/25		1,000	1,280,902

			15,228,245

			248,494,747

Industrial - 2.6%
Basic - 0.4%
Anglo American Capital PLC
4.125%, 4/15/21 (f)		780	800,329
4.75%, 4/10/27 (f)		4,031	4,206,361
4.875%, 5/14/25 (f)		1,287	1,354,773
Braskem Finance Ltd.
6.45%, 2/03/24		4,037	4,567,058
FMG Resources (August 2006) Pty Ltd.
9.75%, 3/01/22 (f)		3,420	3,770,789
Fresnillo PLC
5.50%, 11/13/23 (f)		3,774	4,091,299
Glencore Finance Canada Ltd.
6.00%, 11/15/41 (f)		1,464	1,715,777
Glencore Funding LLC
4.625%, 4/29/24 (f)		1,733	1,816,661
Southern Copper Corp.
7.50%, 7/27/35		1,500	2,048,805
WestRock MWV LLC
8.20%, 1/15/30		2,940	4,039,372

			28,411,224

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.2%
General Electric Co.
Series D
5.00%, 1/21/21 (n)	U.S.$	12,108	$12,228,608
Lafarge SA
7.125%, 7/15/36		2,640	3,381,731
Masco Corp.
5.95%, 3/15/22		2,124	2,333,112

			17,943,451

Communications - Media - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.464%, 7/23/22		5,865	6,068,375
4.908%, 7/23/25		6,755	7,055,935
5.375%, 5/01/47		2,993	3,090,171
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		2,500	3,220,682
Cox Communications, Inc.
4.50%, 6/30/43 (f)		882	817,477
4.70%, 12/15/42 (f)		1,692	1,625,256

			21,877,896

Communications - Telecommunications - 0.3%
AT&T, Inc.
5.15%, 2/14/50		7,353	7,435,758
5.45%, 3/01/47		15,428	16,407,524

			23,843,282

Consumer Cyclical - Automotive - 0.3%
General Motors Co.
5.20%, 4/01/45		2,490	2,592,531
5.40%, 4/01/48		8,747	9,399,928
6.25%, 10/02/43		852	1,000,798
6.75%, 4/01/46		7,041	8,738,219

			21,731,476

Consumer Cyclical - Entertainment - 0.0%
Royal Caribbean Cruises Ltd.
7.25%, 3/15/18		1,000	1,005,152

Consumer Cyclical - Other - 0.0%
Owens Corning
7.00%, 12/01/36 (p)		2,579	3,358,289

Consumer Cyclical - Retailers - 0.0%
AutoNation, Inc.
6.75%, 4/15/18		349	352,195

Consumer Non-Cyclical - 0.0%
BRF GmbH
4.35%, 9/29/26		552	536,094
BRF SA
4.75%, 5/22/24 (f)		1,247	1,278,175
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		332	357,604

			2,171,873

	Principal Amount (000)		U.S. $ Value
Energy - 0.5%
Anadarko Petroleum Corp.
8.70%, 3/15/19	U.S.$	2,000	$2,131,454
Cenovus Energy, Inc.
3.00%, 8/15/22		495	486,096
3.80%, 9/15/23		280	282,421
4.45%, 9/15/42		4,289	4,005,231
6.75%, 11/15/39		373	448,816
Ecopetrol SA
5.875%, 5/28/45		6,355	6,712,469
Energy Transfer LP
7.60%, 2/01/24		3,200	3,704,835
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		2,301	2,362,685
5.00%, 10/01/22		971	1,024,862
Husky Energy, Inc.
6.15%, 6/15/19		5,000	5,216,850
Kinder Morgan, Inc./DE
Series G
7.75%, 1/15/32		2,969	3,814,773
7.80%, 8/01/31		2,662	3,408,350
Marathon Petroleum Corp.
4.75%, 9/15/44		437	461,047
TransCanada PipeLines Ltd.
3.626% (LIBOR 3 Month + 2.21%), 5/15/67 (h)		2,500	2,401,583
Williams Partners LP
5.10%, 9/15/45		4,227	4,688,791

			41,150,263

Services - 0.1%
Verisk Analytics, Inc.
5.50%, 6/15/45		4,150	4,689,836

Technology - 0.5%
Activision Blizzard, Inc.
6.125%, 9/15/23 (f)		2	2,101
Dell International LLC/EMC Corp.
6.02%, 6/15/26 (f)		7,586	8,295,534
8.35%, 7/15/46 (f)		2,793	3,657,928
Hewlett Packard Enterprise Co.
6.35%, 10/15/45		1,573	1,662,279
Seagate HDD Cayman
4.75%, 1/01/25		9,684	9,613,839
4.875%, 6/01/27		9,443	9,269,730
Western Digital Corp.
7.375%, 4/01/23 (f)		4,490	4,895,223

			37,396,634

	Principal Amount (000)		U.S. $ Value
Transportation - Airlines - 0.0%
America West Airlines Pass-Through Trust
Series 1999-1G, Class G
7.93%, 1/02/19	U.S.$	236	$246,120
Northwest Airlines Pass-Through Trust
Series 2000-1, Class G
7.15%, 10/01/19 (g)		260	271,918

			518,038

			204,449,609

Utility - 0.3%
Electric - 0.3%
Consorcio Transmantaro SA
4.375%, 5/07/23 (f)		14,103	14,448,383
Empresas Publicas de Medellin ESP
7.625%, 7/29/19 (f)		1,277	1,364,794
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (f)		5,373	5,782,691
Southern California Edison Co.
Series E
6.25%, 2/01/22 (n)		3,300	3,541,355

			25,137,223

Total Corporates - Investment Grade (cost $429,464,666)			478,081,579

EMERGING MARKETS - CORPORATE BONDS - 4.6%
Industrial - 3.9%
Basic - 0.9%
Consolidated Energy Finance SA
6.75%, 10/15/19 (f)		7,342	7,462,556
6.875%, 6/15/25 (f)		8,033	8,487,579
Elementia SAB de CV
5.50%, 1/15/25 (f)		2,208	2,231,206
First Quantum Minerals Ltd.
7.00%, 2/15/21 (f)		1,371	1,417,944
7.25%, 5/15/22-4/01/23 (f)		13,387	14,030,393
7.50%, 4/01/25 (f)		2,700	2,891,525
Stillwater Mining Co.
6.125%, 6/27/22 (f)		10,250	10,520,272
7.125%, 6/27/25 (f)		7,880	8,341,398
Vedanta Resources PLC
6.375%, 7/30/22 (f)		12,566	13,068,640

			68,451,513

Capital Goods - 0.3%
CIMPOR Financial Operations BV
5.75%, 7/17/24 (f)		7,640	7,487,200
Ferreycorp SAA
4.875%, 4/26/20 (f)		1,311	1,331,984

	Principal Amount (000)		U.S. $ Value
Grupo Cementos de Chihuahua SAB de CV
5.25%, 6/23/24 (f)	U.S.$	830	$836,225
Odebrecht Finance Ltd.
4.375%, 4/25/25 (f)		537	174,525
5.25%, 6/27/29 (f)		9,173	2,987,280
7.125%, 6/26/42 (f)		17,280	6,652,800
8.25%, 4/25/18 (f)	BRL	5,903	1,584,138

			21,054,152

Communications - Telecommunications - 0.5%
Comunicaciones Celulares SA Via Comcel Trust
6.875%, 2/06/24 (f)	U.S.$	6,131	6,443,987
Digicel Group Ltd.
7.125%, 4/01/22 (f)		1,134	1,067,718
8.25%, 9/30/20 (f)		14,000	13,860,000
Digicel Ltd.
6.00%, 4/15/21 (f)		3,750	3,726,562
6.75%, 3/01/23 (f)		3,270	3,253,650
Millicom International Cellular SA
5.125%, 1/15/28 (f)		1,588	1,603,669
6.00%, 3/15/25 (f)		2,963	3,152,632
MTN Mauritius Investment Ltd.
6.50%, 10/13/26 (f)		5,701	6,206,964

			39,315,182

Consumer Cyclical - Other - 0.1%
Servicios Corporativos Javer SAB de CV
9.875%, 4/06/21 (f)		2,594	2,664,985
Studio City Co., Ltd.
5.875%, 11/30/19 (f)		5,102	5,255,060
Wynn Macau Ltd.
4.875%, 10/01/24 (f)		1,345	1,341,925
5.50%, 10/01/27 (f)		3,300	3,299,466

			12,561,436

Consumer Cyclical - Retailers - 0.1%
K2016470219 (South Africa) Ltd.
3.00%, 12/31/22 (b)(c)(e)		4,917	195,695
K2016470260 (South Africa) Ltd.
25.00%, 12/31/22 (b)(c)(e)		1,366	1,229,068
Prime Bloom Holdings Ltd.
7.50%, 12/19/19 (f)		4,200	4,204,121

			5,628,884

Consumer Non-Cyclical - 0.7%
Central American Bottling Corp.
5.75%, 1/31/27 (f)		5,759	6,052,709
Cosan Ltd.
5.95%, 9/20/24 (f)		2,144	2,204,948

	Principal Amount (000)		U.S. $ Value
MARB BondCo PLC
6.875%, 1/19/25 (f)	U.S.$	9,461	$9,307,836
Marfrig Holdings Europe BV
8.00%, 6/08/23 (f)		4,150	4,340,900
Minerva Luxembourg SA
6.50%, 9/20/26 (f)		10,492	10,554,427
Natura Cosmeticos SA
5.375%, 2/01/23 (f)		6,899	6,932,805
Rede D’or Finance SARL
4.95%, 1/17/28 (f)		4,312	4,249,282
Teva Pharmaceutical Finance Netherlands II BV
1.25%, 3/31/23 (f)	EUR	1,850	2,106,664
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23	U.S.$	2,798	2,471,893
3.15%, 10/01/26 (a)		8,393	6,987,173
Tonon Luxembourg SA
7.25%, 1/24/20 (b)(c)(e)(i)(j)		6,378	494,314
USJ Acucar e Alcool SA
9.875% (9.875% Cash or 12.00% PIK), 11/09/21 (e)(f)		1,590	1,396,834
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (c)(j)(o)		9,592	623,480
10.50%, 1/28/18 (b)(c)(j)(o)		4,082	265,330
10.875%, 1/13/20 (c)(i)(j)		2,500	703,133
11.75%, 2/09/22 (c)(i)(j)		13,613	831,890

			59,523,618

Energy - 1.0%
Azure Power Energy Ltd.
5.50%, 11/03/22 (f)		6,780	6,822,375
CHC Group LLC/CHC Finance Ltd.
Series AI
Zero Coupon, 10/01/20 (k)		14,659	19,349,636
Medco Platinum Road Pte Ltd.
6.75%, 1/30/25 (f)		3,260	3,223,325
Petrobras Global Finance BV
5.999%, 1/27/28 (f)		6,199	6,252,423
6.125%, 1/17/22		1,191	1,269,606
6.25%, 3/17/24		18,627	19,839,618
6.85%, 6/05/15		2,958	2,917,327
8.75%, 5/23/26		4,683	5,619,132
YPF SA
6.95%, 7/21/27 (f)		6,759	6,958,052
16.50%, 5/09/22 (f)	ARS	130,377	6,250,240

			78,501,734

Other Industrial - 0.1%
Noble Group Ltd.
6.75%, 1/29/20 (f)	U.S.$	8,993	4,901,185

	Principal Amount (000)		U.S. $ Value
Technology - 0.1%
IHS Netherlands Holdco BV
9.50%, 10/27/21 (f)	U.S.$	4,200	$4,467,750

Transportation - Airlines - 0.0%
Guanay Finance Ltd.
6.00%, 12/15/20 (f)		3,229	3,294,349

Transportation - Services - 0.1%
Rumo Luxembourg SARL
7.375%, 2/09/24 (f)		5,242	5,717,056

			303,416,859

Financial Institutions - 0.6%
Banking - 0.5%
Akbank Turk AS
7.20%, 3/16/27 (f)		4,012	4,187,525
Banco do Brasil SA/Cayman
9.00%, 6/18/24 (f)(n)		8,303	8,946,483
Itau Unibanco Holding SA/Cayman Island
6.125%, 12/12/22 (f)(n)		4,283	4,346,388
Turkiye Vakiflar Bankasi TAO
5.50%, 10/27/21 (f)		5,964	5,993,820
5.75%, 1/30/23 (f)		9,011	8,965,945
8.00%, 11/01/27 (f)		12,500	12,953,125

			45,393,286

Finance - 0.1%
Unifin Financiera SAB de CV SOFOM ENR
7.00%, 1/15/25 (f)		4,281	4,371,971

			49,765,257

Utility - 0.1%
Electric - 0.1%
AES El Salvador Trust II
6.75%, 3/28/23 (f)		1,220	1,183,400
Genneia SA
8.75%, 1/20/22 (f)		5,529	6,023,845
Pampa Energia SA
7.50%, 1/24/27 (f)		3,758	4,082,128

			11,289,373

Total Emerging Markets - Corporate Bonds (cost $392,514,351)			364,471,489

BANK LOANS - 2.6%
Industrial - 2.6%
Basic - 0.1%
Foresight Energy LLC
7.443% (LIBOR 3 Month + 5.75%), 3/28/22 (t)		4,139	3,993,869

	Principal Amount (000)		U.S. $ Value
Unifrax I LLC
5.193% (LIBOR 3 Month + 3.50%), 4/04/24 (b)(t)	U.S.$	3,333	$3,377,037

			7,370,906

Capital Goods - 0.3%
Accudyne Industries Borrower S.C.A. / Accudyne Industries, LLC (fka Silver II US Holdings, LLC)
5.317% (LIBOR 1 Month + 3.75%), 8/18/24 (t)		5,735	5,786,416
Avolon TLB Borrower 1 (US) LLC
3.811% (LIBOR 1 Month + 2.25%), 3/21/22 (t)		6,937	6,923,697
Gardner Denver, Inc.
4.443% (LIBOR 3 Month + 2.75%), 7/30/24 (t)		4,536	4,555,484
GFL Environmental Inc.
4.443% (LIBOR 3 Month + 2.75%), 9/29/23 (t)		2,284	2,292,332
HD Supply Waterworks, LTD.
4.575% (LIBOR 1 Month + 3.00%), 8/01/24 (b)(t)		1,501	1,509,689
Transdigm Inc.
4.32% (LIBOR 3 Month + 2.75%), 6/09/23 (t)		1,530	1,542,758
4.44% (LIBOR 3 Month + 2.75%), 6/09/23 (t)		798	804,838
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.)
4.324% (LIBOR 1 Month + 2.75%), 3/03/23 (b)(t)		589	594,386

			24,009,600

Communications - Telecommunications - 0.1%
Intelsat Jackson Holdings S.A.
6.19% (LIBOR 3 Month + 4.50%), 1/02/24 (b)(t)		556	563,064
6.63%, 1/02/24 (b)(t)		933	936,609
West Corporation
5.574% (LIBOR 1 Month + 4.00%), 10/10/24 (t)		8,496	8,585,927

			10,085,600

Consumer Cyclical - Automotive - 0.0%
Navistar, Inc.
5.06% (LIBOR 1 Month + 3.50%), 11/06/24 (t)		2,730	2,752,060

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Entertainment - 0.1%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.)
4.693% (LIBOR 3 Month + 3.00%), 4/01/24 (t)	U.S.$	4,906	$4,898,255

Consumer Cyclical - Other - 0.3%
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC)
4.324% (LIBOR 1 Month + 2.75%), 12/23/24 (t)		10,648	10,771,860
La Quinta Intermediate Holdings L.L.C.
4.47% (LIBOR 3 Month + 2.75%), 4/14/21 (t)		8,148	8,173,127
Scientific Games International, Inc.
4.824% (LIBOR 1 Month + 3.25%), 8/14/24 (t)		4,960	4,985,821

			23,930,808

Consumer Cyclical - Restaurants - 0.0%
Arby’s Restaurant Group, Inc. 1/17/25 (u)		1,859	1,882,925

Consumer Cyclical - Retailers - 0.3%
J.C. Penney Corporation, Inc.
5.729% (LIBOR 3 Month + 4.25%), 6/23/23 (t)		6,728	6,478,405
Michaels Stores, Inc.
4.30% (LIBOR 1 Month + 2.75%), 1/30/23 (t)		644	647,836
4.31% (LIBOR 1 Month + 2.75%), 1/30/23 (t)		111	111,696
4.32% (LIBOR 1 Month + 2.75%), 1/30/23 (t)		1,723	1,733,912
Neiman Marcus Group LTD LLC
4.805% (LIBOR 1 Month + 3.25%), 10/25/20 (t)		1,326	1,136,736
Serta Simmons Bedding, LLC
9.555% (LIBOR 1 Month + 8.00%), 11/08/24 (t)		15,106	14,161,680

			24,270,265

Consumer Non-Cyclical - 0.7%
Acadia Healthcare Company, Inc.
4.31% (LIBOR 1 Month + 2.75%), 2/16/23 (t)		2,500	2,518,817
4.32% (LIBOR 1 Month + 2.75%), 2/11/22 (t)		501	505,029
Air Medical Group Holdings, Inc. 9/26/24 (u)		5,409	5,472,767
5.67% (LIBOR 3 Month + 4.00%), 4/28/22 (t)		13,474	13,581,734

	Principal Amount (000)		U.S. $ Value
Alphabet Holding Company, Inc. (fka Nature’s Bounty)
9.324% (LIBOR 1 Month + 7.75%), 9/26/25 (b)(t)(u)	U.S.$	13,279	$12,648,338
Arbor Pharmaceuticals, LLC
6.693% (LIBOR 3 Month + 5.00%), 7/05/23 (b)(t)		7,127	7,238,490
Avantor, Inc.
5.561% (LIBOR 1 Month + 4.00%), 11/21/24 (t)		6,492	6,581,577
Mallinckrodt International Finance S.A.
4.443% (LIBOR 3 Month + 2.75%), 9/24/24 (t)		5,490	5,475,129
Vizient, Inc.
5.069% (LIBOR 1 Month + 3.50%), 2/13/23 (b)(t)		898	907,586

			54,929,467

Energy - 0.3%
California Resources Corporation
11.936% (LIBOR 1 Month + 10.375%), 12/31/21 (b)(t)		12,618	14,289,386
Chesapeake Energy Corporation
8.954% (LIBOR 3 Month + 7.50%), 8/23/21 (t)		4,080	4,363,071

			18,652,457

Other Industrial - 0.1%
Travelport Finance (Luxembourg) S.Ã r.l.
4.166% (LIBOR 3 Month + 2.75%), 9/02/21 (t)		9,231	9,263,025

Services - 0.1%
iPayment, Inc.
6.618% (LIBOR 6 Month + 5.00%), 4/11/23 (b)(g)(t)		3,686	3,731,835
Sedgwick Claims Management Services, Inc.
4.324% (LIBOR 1 Month + 2.75%), 3/01/21 (t)		5,124	5,135,423

			8,867,258

Technology - 0.2%
Conduent Incorporated
4.574% (LIBOR 1 Month + 3.00%), 12/07/23 (t)		1,498	1,512,220
Solera, LLC (Solera Finance, Inc.)
4.824% (LIBOR 1 Month + 3.25%), 3/03/23 (t)		13,829	13,924,658

			15,436,878

Total Bank Loans (cost $203,049,514)			206,349,504

Company	Shares	U.S. $ Value
COMMON STOCKS - 1.7%
Financials - 0.6%
Diversified Financial Services - 0.1%
iPayment, Inc. (b)(d)(g)(j)	10,243,837	$7,170,686

Insurance - 0.5%
Mt. Logan Re Ltd. (Preference Shares) (Series 3) (b)(j)(k)	12,695	12,704,804
Mt. Logan Re Ltd. (Preference Shares) (Series 4) (b)(j)(k)	25,000	25,483,375

		38,188,179

		45,358,865

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Berry Pete Corp. (b)(g)(j)	650,423	6,352,681
CHC Group LLC (j)(k)	255,317	2,042,536
Chesapeake Energy Corp. (j)	180,496	631,736
Halcon Resources Corp. (j)	67,837	542,018
Linn Energy, Inc. (j)	6,977	275,591
Oasis Petroleum, Inc. (j)	108,058	935,782
Paragon Offshore Ltd. (b)(g)(j)	62,039	1,271,799
Paragon Offshore Ltd. - Trust A (b)(g)(j)	62,040	69,299
Paragon Offshore Ltd. - Trust B (b)(g)(j)	93,060	3,100,108
Peabody Energy Corp. (j)	297,699	12,030,017
SandRidge Energy, Inc. (j)	141,947	2,539,432
Tervita Corp. (b)(g)(j)	125,625	957,508
Vantage Drilling International (b)(g)(j)	30,215	6,722,837
Whiting Petroleum Corp. (j)	120,450	3,362,964

		40,834,308

Information Technology - 0.3%
Internet Software & Services - 0.3%
Avaya Holdings Corp. (j)	1,005,113	20,986,760

IT Services - 0.0%
Goodman Networks, Inc. (b)(d)(g)(j)	179,376	0

		20,986,760

Consumer Discretionary - 0.2%
Auto Components - 0.0%
Exide Technologies (b)(d)(j)(k)	332,502	1,309,193

Automobiles - 0.0%
Liberty Tire Recycling LLC (b)(d)(g)(j)	12,278	493,569

Diversified Consumer Services - 0.1%
Laureate Education, Inc. - Class A (j)	806,061	11,607,279

Hotels, Restaurants & Leisure - 0.0%
Caesars Entertainment Corp. (j)	69,118	964,196

Internet & Direct Marketing Retail - 0.1%
Travelport Worldwide Ltd.	362,599	4,934,972

Company	Shares		U.S. $ Value
Multiline Retail - 0.0%
K201640219 (South Africa) Ltd. A Shares (b)(d)(g)(j)		64,873,855	$65
K201640219 (South Africa) Ltd. B Shares (b)(d)(g)(j)		10,275,684	10

			75

			19,309,284

Industrials - 0.1%
Building Products - 0.0%
New Cotai LLC/New Cotai Capital Corp. (b)(d)(g)(j)		13	378,950

Machinery - 0.1%
Modular Space Corp. (b)(c)(j)		518,216	8,842,320

			9,221,270

Materials - 0.0%
Metals & Mining - 0.0%
Artsonig Pty Ltd. (b)(d)(g)(j)		5,004,988	500,499
Neenah Enterprises, Inc. (b)(d)(g)(j)		49,578	144,768

			645,267

Total Common Stocks (cost $151,352,615)			136,355,754

	Principal Amount (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.6%
Non-Agency Fixed Rate CMBS - 1.4%
225 Liberty Street Trust
Series 2016-225L, Class E
4.649%, 2/10/36 (b)(f)	U.S.$	5,344	5,200,821
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-T26, Class AJ
5.533%, 1/12/45 (b)		1,550	1,462,702
Citigroup Commercial Mortgage Trust Series 2013-GC11, Class XA
1.679%, 4/10/46 (v)		8,989	445,467
Commercial Mortgage Trust
Series 2012-CR1, Class XA
1.877%, 5/15/45 (v)		20,001	1,301,205
Series 2012-CR3, Class XA
1.884%, 10/15/45 (v)		48,223	3,479,375
Series 2012-CR5, Class XA
1.56%, 12/10/45 (v)		9,821	600,185
Series 2012-LC4, Class XA
2.213%, 12/10/44 (f)(v)		29,074	1,877,561
Series 2013-LC6, Class XA
1.41%, 1/10/46 (v)		45,287	2,550,927
Series 2014-CR15, Class XA
1.19%, 2/10/47 (v)		12,106	455,911
Series 2014-CR20, Class XA

	Principal Amount (000)		U.S. $ Value
1.156%, 11/10/47 (v)	U.S.$	53,086	$2,823,887
Series 2014-LC15, Class D
4.944%, 4/10/47 (b)(f)		8,500	7,320,882
Series 2014-LC17, Class D
3.687%, 10/10/47 (b)(f)		7,603	5,603,936
DBUBS Mortgage Trust
Series 2011-LC2A, Class D
5.542%, 7/10/44 (b)(f)		2,500	2,596,343
GS Mortgage Securities Corp. II
Series 2013-GC10, Class XA
1.551%, 2/10/46 (v)		4,607	275,920
GS Mortgage Securities Trust
Series 2011-GC5, Class C
5.398%, 8/10/44 (b)(f)		7,937	8,350,769
Series 2013-GC13, Class D
4.09%, 7/10/46 (b)(f)		1,500	1,380,077
Series 2014-GC18, Class D
4.944%, 1/10/47 (b)(f)		4,503	3,838,229
Series 2014-GC20, Class D
4.859%, 4/10/47 (b)(f)		995	657,451
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class D
5.214%, 6/15/45 (b)(f)		5,000	5,033,763
Series 2012-CBX, Class E
5.214%, 6/15/45 (b)(f)		6,521	6,417,997
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class C
4.668%, 11/15/48 (b)		5,050	5,059,425
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class AJ
5.276%, 2/15/41 (b)		5	4,759
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class XA
1.634%, 11/15/45 (f)(v)		32,628	1,964,052
Series 2014-C19, Class D
3.25%, 12/15/47 (b)(f)		4,130	3,336,897
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class XA
1.65%, 12/10/45 (f)(v)		3,420	209,233
WF-RBS Commercial Mortgage Trust
Series 2012-C6, Class D
5.58%, 4/15/45 (b)(f)		3,450	3,376,168
Series 2012-C7, Class XA
1.438%, 6/15/45 (f)(v)		7,266	347,705
Series 2012-C8, Class E
4.893%, 8/15/45 (b)(f)		6,905	6,619,619
Series 2014-C20, Class D
3.986%, 5/15/47 (b)(f)		9,377	7,282,281
Series 2014-C21, Class D
3.497%, 8/15/47 (b)(f)		10,000	7,912,581
Series 2014-C23, Class D
3.992%, 10/15/57 (b)(f)		13,722	10,955,309

			108,741,437

	Principal Amount (000)		U.S. $ Value
Non-Agency Floating Rate CMBS - 0.2%
BBCMS Mortgage Trust
Series 2017-GLKS, Class F
5.26% (LIBOR 1 Month + 3.70%), 11/15/34 (b)(f)(h)	U.S.$	5,100	$5,108,199
CLNS Trust
Series 2017-IKPR, Class F
6.08% (LIBOR 1 Month + 4.50%), 6/11/32 (b)(f)(h)		7,273	7,335,536
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D
5.247%, 6/15/44 (b)(f)(p)		2,576	2,512,428

			14,956,163

Total Commercial Mortgage-Backed Securities (cost $126,929,768)			123,697,600

	Shares
PREFERRED STOCKS - 1.1%
Industrial - 1.0%
Capital Goods - 0.7%
General Electric Co.
4.70%		16,000	396,000
General Electric Co.
4.875%		89,550	2,245,025
Tervita Corp.
0.00% (b)(g)(j)		7,165,266	54,613,308

			57,254,333

Communications - Telecommunications - 0.1%
Centaur Funding Corp.
9.08% (f)		6,280	7,187,518

Energy - 0.1%
Berry Petroleum Co. LLC
0.00% (b)(g)(j)		538,628	6,284,173

Services - 0.1%
iPayment, Inc.
0.00% (b)(d)(g)(j)		65,602	6,560,193

Technology - 0.0%
Goodman Networks, Inc.
0.00% (b)(d)(g)(j)		213,415	853,660

			78,139,877

Company	Shares		U.S. $ Value
Financial Institutions - 0.1%
Banking - 0.1%
Banco Santander SA
Series 4
6.80%		67,000	$1,760,760
GMAC Capital Trust I
Series 2
8.125%		51,850	1,349,137

			3,109,897

Insurance - 0.0%
Hartford Financial Services Group, Inc. (The)
7.875%		102,401	2,973,725

REITS - 0.0%
Hersha Hospitality Trust
Series C
6.875%		64,000	1,561,600

			7,645,222

Utility - 0.0%
Electric - 0.0%
SCE Trust III
Series H
5.75%		54,000	1,369,440

Total Preferred Stocks (cost $70,533,037)			87,154,539

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 1.0%
Brazil - 0.7%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 5/15/45-8/15/50	BRL	55,327	60,020,566

Colombia - 0.3%
Fideicomiso PA Concesion Ruta al Mar
6.75%, 2/15/44 (f)	COP	14,562,910	5,176,308
Fideicomiso PA Costera
6.25%, 1/15/34 (f)		7,580,000	2,754,365
Fideicomiso PA Pacifico Tres
7.00%, 1/15/35 (b)(c)		36,247,335	13,730,075

			21,660,748

Total Inflation-Linked Securities (cost $66,664,002)			81,681,314

ASSET-BACKED SECURITIES - 0.8%
Other ABS - Fixed Rate - 0.6%
SoFi Consumer Loan Program LLC
Series 2016-1, Class R
Zero Coupon, 8/25/25 (b)(c)(d)	U.S.$	15,831	4,487,965
Series 2016-5, Class R

	Principal Amount (000)		U.S. $ Value
Zero Coupon, 9/25/28 (b)(c)	U.S.$	73	$2,652,846
Series 2017-2, Class R
Zero Coupon, 2/25/26 (b)(c)		84	5,620,732
Series 2017-3, Class R
Zero Coupon, 5/25/26 (b)(c)		56	6,302,055
Series 2017-4, Class R1
Zero Coupon, 5/26/26 (b)(c)		56	5,713,211
Series 2017-5, Class R1
Zero Coupon, 9/25/26 (b)(c)(d)		80	8,000,000
Series 2017-6, Class R1
Zero Coupon, 11/25/26 (b)(f)		94	10,170,252
Taco Bell Funding LLC
Series 2016-1A, Class A23
4.97%, 5/25/46 (b)(f)		4,692	4,985,151

			47,932,212

Home Equity Loans - Fixed Rate - 0.1%
CSAB Mortgage-Backed Trust
Series 2006-2, Class A6A
5.72%, 9/25/36 (b)		939	558,088
CWABS Asset-Backed Certificates Trust
Series 2005-7, Class AF5W
5.054%, 10/25/35 (b)		2,108	2,092,539
GSAA Home Equity Trust
Series 2005-12, Class AF5
5.659%, 9/25/35 (b)		1,636	1,366,317
Series 2006-6, Class AF4
6.121%, 3/25/36 (b)		3,910	2,069,895
Series 2006-6, Class AF5
6.241%, 3/25/36 (b)		3,164	1,673,772
Series 2006-10, Class AF3
5.985%, 6/25/36 (b)		1,604	839,423
Lehman XS Trust
Series 2006-17, Class WF32
5.55%, 11/25/36 (b)		236	236,144
Morgan Stanley Mortgage Loan Trust
Series 2006-15XS, Class A3
5.988%, 11/25/36 (b)		1,530	705,029
Series 2007-8XS, Class A2
6.00%, 4/25/37 (b)		4,795	2,996,760

			12,537,967

Autos - Fixed Rate - 0.1%
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (f)		3,890	4,036,113

Home Equity Loans - Floating Rate - 0.0%
Lehman XS Trust
Series 2007-6, Class 3A5
4.908%, 5/25/37 (b)(h)		338	567,085

Total Asset-Backed Securities (cost $70,727,771)			65,073,377

	Principal Amount (000)		U.S. $ Value
LOCAL GOVERNMENTS - REGIONAL BONDS - 0.7%
Argentina - 0.7%
Provincia de Buenos Aires/Argentina
5.75%, 6/15/19 (f)	U.S.$	8,149	$8,362,911
9.125%, 3/16/24 (f)		23,904	27,071,280
25.36% (BADLAR + 3.83%), 5/31/22 (h)	ARS	200,200	10,426,222
Provincia de Cordoba
7.125%, 6/10/21 (f)	U.S.$	4,503	4,806,953
7.45%, 9/01/24 (f)		2,617	2,787,105

Total Local Governments - Regional Bonds (cost $50,077,293)			53,454,471

QUASI-SOVEREIGNS - 0.4%
Quasi-Sovereign Bonds - 0.4%
Chile - 0.0%
Empresa Nacional del Petroleo
3.75%, 8/05/26 (f)		1,238	1,231,810

Indonesia - 0.1%
Majapahit Holding BV
7.875%, 6/29/37 (f)		5,600	7,516,880

Kazakhstan - 0.1%
KazMunayGas National Co. JSC
4.40%, 4/30/23 (f)		6,200	6,362,750

Mexico - 0.2%
Petroleos Mexicanos
4.625%, 9/21/23		6,359	6,530,693
5.375%, 3/13/22 (f)		3,805	4,033,300
5.50%, 1/21/21		4,910	5,194,289

			15,758,282

Venezuela - 0.0%
Petroleos de Venezuela SA
6.00%, 11/15/26 (f)		5,000	1,151,250

Total Quasi-Sovereigns (cost $30,933,857)			32,020,972

WHOLE LOAN TRUSTS - 0.2%
Performing Asset - 0.2%
Flexpath Wh I LLC
15.30%, 10/23/20 (b)(d)(g)		1,888	531,217
Series B
11.00%, 4/01/21 (b)(d)(g)		1,602	722,572
Series B2
11.00%, 1/01/22 (b)(d)(g)		2,756	1,532,164
Series B3
11.00%, 9/01/22 (b)(d)(g)		891	478,207
Recife Funding
Zero Coupon, 11/05/29 (b)(d)(g)		9,586	7,367,479
Sheridan Auto Loan Holdings I LLC
10.00%, 12/31/20-9/30/21 (b)(d)(g)		7,663	4,384,153

	Principal Amount (000)		U.S. $ Value
Sheridan Consumer Finance Trust
10.86%, 3/01/21 (b)(d)(g)(h)	U.S.$	2,613	$2,527,971

Total Whole Loan Trusts (cost $26,507,310)			17,543,763

COLLATERALIZED LOAN OBLIGATIONS - 0.2%
CLO - Floating Rate - 0.2%
Carlyle Global Market Strategies CLO Ltd.
Series 2014-3A, Class D1
6.86% (LIBOR 3 Month + 5.10%), 7/27/26 (b)(f)(h)		1,000	1,004,244
Series 2016-1A, Class C
6.645% (LIBOR 3 Month + 4.90%), 4/20/27 (b)(f)(h)		1,800	1,812,127
Dryden CLO Ltd.
Series 2018-57A, Class E
6.96% (LIBOR 3 Month + 5.20%), 5/15/31 (b)(f)(h)		1,741	1,741,000
Dryden Senior Loan Fund
Series 2017-49A, Class E
8.034% (LIBOR 3 Month + 6.30%), 7/18/30 (b)(f)(h)		2,424	2,488,665
OZLM Ltd.
Series 2014-8A, Class D
6.681% (LIBOR 3 Month + 4.95%), 10/17/26 (b)(f)(h)		3,450	3,462,520
Series 2018-22A, Class D 7.07%, 1/17/31 (h)		968	967,751

Total Collateralized Loan Obligations (cost $10,832,749)			11,476,307

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.2%
United States - 0.2%
State of California
Series 2010
7.60%, 11/01/40		1,200	1,903,980
7.625%, 3/01/40		1,250	1,940,313
7.95%, 3/01/36		2,235	2,482,280
State of Illinois
Series 2010
7.35%, 7/01/35		4,120	4,665,488

Total Local Governments - US Municipal Bonds (cost $8,854,218)			10,992,061

GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Indonesia - 0.1%
Indonesia Government International Bond
8.50%, 10/12/35 (f)		1,645	2,424,319
JPMorgan Chase Bank NA
9.50%, 5/17/41 (f)	IDR	68,280,000	6,331,525

Total Governments - Sovereign Bonds (cost $10,180,432)			8,755,844

	Shares		U.S. $ Value
INVESTMENT COMPANIES - 0.0%
Funds and Investment Trusts - 0.0%
Calibrate Real Estate Fund (d)(g)(j)(w) (cost $1,490,950)		11,474	$2,345,071

WARRANTS - 0.0%
Avaya Holdings Corp., expiring 12/15/22 (b)(j)		385,763	1,350,170
Encore Automotive Acceptance, expiring 7/05/31 (b)(d)(g)(j)		44	0
Flexpath Capital, Inc., expiring 4/15/31 (b)(d)(g)(j)		189,795	0
iPayment Holdings, Inc., expiring 12/29/22 (b)(d)(g)(j)		1,515,784	2
Liberty Tire Recycling, expiring 12/31/49 (b)(d)(g)(j)		2,794	0
Midstates Petroleum Co., Inc., expiring 4/21/20 (g)(j)		259,925	207,940
SandRidge Energy, Inc., A-CW22, expiring 10/04/22 (j)		302,868	318,011
SandRidge Energy, Inc., B-CW22, expiring 10/04/22 (j)		130,363	117,327

Total Warrants (cost $4,527,305)			1,993,450

	Notional Amount
OPTIONS PURCHASED - PUTS - 0.0%
Options on Forward Contracts - 0.0%
MXN/USD
Expiration: Aug 2018; Contracts: 1,442,875,000;
Exercise Price: MXN 17.50;
Counterparty: Credit Suisse International (j)	MXN	1,442,875,000	585,778
SEK/EUR
Expiration: Mar 2018; Contracts: 323,495,000;
Exercise Price: SEK 9.70;
Counterparty: Morgan Stanley Capital Services LLC (j)	SEK	323,495,000	133,998
SEK/EUR
Expiration: Mar 2018; Contracts: 1,314,022,500;
Exercise Price: SEK 9.45;
Counterparty: Citibank, NA (j)	SEK	1,314,022,500	119,898
SEK/EUR
Expiration: Apr 2018; Contracts: 626,410,275;
Exercise Price: SEK 9.64;
Counterparty: Deutsche Bank AG (j)	SEK	626,410,275	384,039

			1,223,713

Options on Indices - 0.0%
S&P 500 Index
Expiration: Feb 2018; Contracts: 663;
Exercise Price: USD 2,205.00;
Counterparty: Goldman Sachs and Co. (j)	USD	663	9,945

Total Options Purchased - Puts (premiums paid $3,740,633)			1,233,658

	Notional Amount			U.S. $ Value
OPTIONS PURCHASED - CALLS - 0.0%
Options on Forward Contracts - 0.0%
ZAR/USD
Expiration: Feb 2018; Contracts: 301,840,000;
Exercise Price: ZAR 15.40;
Counterparty: Morgan Stanley Capital Services LLC (j) (premiums paid $157,839)	ZAR	301,840,000		$764

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.6%
Emerging Markets - Sovereigns - 0.6%
Egypt - 0.6%
Citigroup Global Markets Holdings, Inc./United States
Series E
Zero Coupon, 3/08/18 (f)	EGP	174,025		9,690,512
Egypt-Recap Linked (CGMH)
Zero Coupon, 6/21/18		465,281		24,677,034
HSBC Bank PLC
Zero Coupon, 2/01/18-8/02/18 (f)		268,600		14,557,102

Total Emerging Markets - Sovereigns (cost $48,916,563)				48,924,648

	Shares
Investment Companies - 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.17% (w)(x)(y) (cost $41,488,204)		41,488,204		41,488,204

	Principal Amount (000)
Time Deposits - 0.4%
BBH, Grand Cayman
0.167%, 2/01/18	NOK	280		36,330
0.188%, 2/01/18	GBP	433		614,200
0.52%, 2/01/18	CAD	0	**	1
BNP Paribas, Paris
0.52%, 2/01/18	HKD	2,726		348,476
Standard Charter Bank, London
0.78%, 2/01/18	U.S.$	25,162		25,161,991
Sumitomo, Tokyo
(0.587)%, 2/01/18	EUR	3,613		4,485,102

Total Time Deposits (cost $30,526,823)				30,646,100

	Principal Amount (000)		U.S. $ Value
Governments - Treasuries - 0.1%
Egypt - 0.1%
Egypt Treasury Bills
Series 273D
Zero Coupon, 2/13/18	EGP	19,900	$1,115,876
Series 364D
Zero Coupon, 2/06/18-2/20/18		99,550	5,598,368

Total Governments - Treasuries (cost $6,684,863)			6,714,244

Total Short-Term Investments (cost $127,616,453)			127,773,196

Total Investments - 102.9% (cost $7,894,636,627) (z)			8,096,440,260
Other assets less liabilities - (2.9)%			(224,991,730)

Net Assets - 100.0%			$7,871,448,530

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at January 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
S&P 500 Emini Futures	280	March 2018	USD	14	$39,557,908	$39,560,500	$2,592
U.S. T-Note 5 Yr (CBT) Futures	2,666	March 2018	USD	266,600	311,372,133	305,819,361	(5,552,772)
U.S. T-Note 10 Yr (CBT) Futures	1,533	March 2018	USD	153,300	190,463,078	186,379,265	(4,083,813)
Sold Contracts
U.S. Long Bond (CBT) Futures	1,011	March 2018	USD	101,100	154,345,086	149,438,437	4,906,649

							$(4,727,344)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	AUD	62,854	USD	48,809	3/07/18	$(1,832,656)
Australia and New Zealand Banking Group Ltd.	NZD	177,659	USD	123,016	3/07/18	(7,861,019)
Australia and New Zealand Banking Group Ltd.	USD	26,835	NZD	36,717	3/07/18	213,318
Australia and New Zealand Banking Group Ltd.	USD	11,298	EUR	9,443	3/12/18	454,063
Bank of America, NA	USD	5,760	GBP	4,261	2/02/18	290,055
Bank of America, NA	NZD	27,406	AUD	24,557	2/07/18	(407,878)
Bank of America, NA	USD	7,154	ZAR	86,800	2/07/18	168,022
Bank of America, NA	USD	90,403	MXN	1,742,864	2/22/18	2,951,053
Bank of America, NA	JPY	2,283,843	CAD	25,331	2/27/18	(346,199)
Bank of America, NA	BRL	254,129	USD	79,755	3/02/18	219,781
Bank of America, NA	USD	47,640	EUR	39,913	3/12/18	2,032,196
Bank of America, NA	RUB	2,511,279	USD	44,070	4/17/18	(197,105)
Bank of America, NA	EUR	90,193	USD	110,895	4/20/18	(1,659,553)
Bank of America, NA	MXN	685,486	USD	34,371	7/23/18	(1,412,230)
Barclays Bank PLC	JPY	7,725,897	USD	68,585	2/09/18	(2,211,636)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	18,991	TRY	72,684	2/28/18	$217,980
Barclays Bank PLC	AUD	61,963	USD	47,636	3/07/18	(2,288,255)
Barclays Bank PLC	NOK	135,872	EUR	13,915	3/08/18	(330,390)
Barclays Bank PLC	EUR	11,590	USD	13,762	3/12/18	(661,615)
Barclays Bank PLC	USD	23,552	EUR	19,472	3/12/18	680,407
Barclays Bank PLC	USD	28,654	RUB	1,639,400	4/17/18	243,624
BNP Paribas SA	USD	41,202	NZD	59,023	2/07/18	2,292,595
BNP Paribas SA	USD	83,206	AUD	102,894	3/07/18	(304,465)
BNP Paribas SA	ARS	150,873	USD	7,768	4/05/18	312,670
BNP Paribas SA	ARS	786,984	USD	39,685	4/09/18	873,803
Brown Brothers Harriman & Co.	EUR	35,952	USD	43,402	3/12/18	(1,340,138)
Brown Brothers Harriman & Co.	USD	4,474	EUR	3,602	3/12/18	8,835
Citibank, NA	GBP	46,625	USD	62,682	2/02/18	(3,518,351)
Citibank, NA	USD	41,113	CNY	272,608	2/07/18	2,178,081
Citibank, NA	USD	19,540	PEN	63,306	2/07/18	140,452
Citibank, NA	ZAR	486,285	USD	35,540	2/07/18	(5,478,627)
Citibank, NA	JPY	5,784,320	USD	51,969	2/09/18	(1,035,561)
Citibank, NA	JPY	2,114,518	USD	18,819	2/13/18	(561,103)
Citibank, NA	MXN	5,598,536	USD	292,634	2/22/18	(7,244,222)
Citibank, NA	USD	12,976	MXN	243,199	2/22/18	50,782
Citibank, NA	PLN	105,816	USD	30,245	3/09/18	(1,394,205)
Citibank, NA	EUR	33,936	CHF	39,284	3/12/18	93,173
Citibank, NA	EUR	(23,443)	USD	27,791	3/12/18	(1,384,544)
Citibank, NA	TRY	25,748	USD	7,140	3/13/18	361,796
Citibank, NA	USD	29,485	NOK	246,073	3/28/18	2,490,050
Citibank, NA	SEK	786,994	EUR	81,761	4/03/18	1,629,469
Citibank, NA	IDR	281,158,021	USD	21,007	4/23/18	53,230
Citibank, NA	USD	16,146	KRW	17,235,201	4/26/18	(4,914)
Citibank, NA	NOK	2,816	EUR	294	4/27/18	684
Citibank, NA	USD	5,202	ARS	103,165	6/26/18	(318,055)
Citibank, NA	USD	3,587	ARS	71,657	6/27/18	(197,071)
Citibank, NA	USD	2,299	ARS	46,317	6/29/18	(109,545)
Credit Suisse International	BRL	251,395	USD	75,815	2/02/18	(3,091,144)
Credit Suisse International	USD	79,495	BRL	251,395	2/02/18	(588,853)
Credit Suisse International	AUD	24,557	NZD	27,407	2/07/18	409,091
Credit Suisse International	USD	12,545	ZAR	171,708	2/07/18	1,938,803
Credit Suisse International	TRY	76,220	JPY	2,114,518	2/13/18	(844,981)
Credit Suisse International	USD	8,114	ZAR	117,059	2/21/18	1,740,254
Credit Suisse International	MXN	428,927	USD	22,873	2/22/18	(102,070)
Credit Suisse International	EUR	13,807	CNH	108,817	2/26/18	90,498
Credit Suisse International	CAD	9,789	JPY	853,424	2/27/18	(133,551)
Credit Suisse International	EUR	16,675	SEK	164,794	3/07/18	212,118
Credit Suisse International	EUR	13,915	NOK	135,873	3/08/18	330,560
Credit Suisse International	TRY	179,640	USD	43,813	3/08/18	(3,551,339)
Credit Suisse International	PLN	93,983	USD	27,089	3/09/18	(1,011,886)
Credit Suisse International	USD	7,140	TRY	25,749	3/13/18	(361,729)
Credit Suisse International	AUD	24,684	NZD	27,077	3/27/18	56,360
Credit Suisse International	NOK	326,505	EUR	33,263	3/28/18	(980,685)
Credit Suisse International	EUR	81,761	SEK	786,998	4/03/18	(1,628,990)
Credit Suisse International	EUR	6,302	TRY	29,498	4/04/18	(144,502)
Credit Suisse International	USD	7,603	TRY	29,345	4/05/18	67,553
Credit Suisse International	USD	7,469	TRY	28,922	4/10/18	79,052
Credit Suisse International	CAD	48,755	USD	39,622	4/12/18	(47,255)
Credit Suisse International	USD	39,782	CHF	36,965	4/12/18	150,534
Credit Suisse International	EUR	7,044	SEK	69,136	4/16/18	30,072
Credit Suisse International	USD	7,538	TRY	28,928	4/26/18	(23,446)
Credit Suisse International	EUR	13,436	NOK	128,802	4/27/18	(21,493)
Credit Suisse International	USD	8,456	MXN	157,468	7/23/18	(235,877)
Credit Suisse International	MXN	680,916	USD	35,948	8/06/18	489,231
Credit Suisse International	USD	35,948	MXN	680,917	8/06/18	(489,204)
Deutsche Bank AG	BRL	786,005	USD	248,547	2/02/18	1,841,090
Deutsche Bank AG	USD	248,461	BRL	786,005	2/02/18	(1,754,666)
Deutsche Bank AG	CNH	108,817	EUR	13,807	2/26/18	(90,533)
Deutsche Bank AG	BRL	786,005	USD	247,756	3/02/18	1,759,003
Deutsche Bank AG	USD	14,127	TRY	53,777	3/08/18	52,419
Deutsche Bank AG	USD	54,284	EUR	44,139	3/12/18	646,277
Deutsche Bank AG	USD	1,022	INR	66,972	3/12/18	24,848

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SEK	300,380	USD	35,693	3/28/18	$(2,568,244)
Deutsche Bank AG	TRY	29,498	EUR	6,302	4/04/18	144,532
Deutsche Bank AG	CHF	129,628	USD	134,137	4/12/18	(5,897,037)
Deutsche Bank AG	ILS	570,920	USD	168,161	4/20/18	602,260
Deutsche Bank AG	SEK	326,186	EUR	33,254	4/20/18	(114,847)
Goldman Sachs Bank USA	BRL	508,820	USD	157,778	2/02/18	(1,927,282)
Goldman Sachs Bank USA	USD	160,897	BRL	508,820	2/02/18	(1,191,830)
Goldman Sachs Bank USA	NZD	27,076	AUD	24,684	3/27/18	(55,524)
Goldman Sachs Bank USA	TRY	29,346	USD	7,603	4/05/18	(67,625)
Goldman Sachs Bank USA	GBP	41,931	USD	59,514	4/13/18	(186,308)
HSBC Bank USA	USD	37,586	CNY	249,104	2/07/18	1,972,662
HSBC Bank USA	USD	47,472	EUR	39,993	3/12/18	2,298,807
HSBC Bank USA	CAD	31,142	USD	25,061	4/12/18	(278,139)
HSBC Bank USA	USD	111,487	SEK	887,915	4/20/18	1,791,216
JPMorgan Chase Bank, NA	TWD	2,243,752	USD	75,283	2/07/18	(1,693,215)
JPMorgan Chase Bank, NA	JPY	738,262	TRY	25,971	2/13/18	125,080
JPMorgan Chase Bank, NA	TRY	25,971	JPY	738,262	2/13/18	(125,079)
JPMorgan Chase Bank, NA	ZAR	117,058	USD	8,114	2/21/18	(1,740,236)
JPMorgan Chase Bank, NA	USD	42,721	AUD	55,368	3/07/18	1,889,010
JPMorgan Chase Bank, NA	TRY	25,098	USD	6,990	3/08/18	372,306
JPMorgan Chase Bank, NA	USD	6,990	TRY	25,097	3/08/18	(372,408)
JPMorgan Chase Bank, NA	PLN	112,909	USD	32,180	3/09/18	(1,579,421)
JPMorgan Chase Bank, NA	USD	126,593	PLN	451,511	3/09/18	8,407,818
JPMorgan Chase Bank, NA	USD	43,921	EUR	35,761	3/12/18	582,540
JPMorgan Chase Bank, NA	TRY	25,930	USD	7,067	3/20/18	255,865
JPMorgan Chase Bank, NA	USD	7,067	TRY	25,930	3/20/18	(255,865)
JPMorgan Chase Bank, NA	TRY	28,922	USD	7,469	4/10/18	(79,046)
JPMorgan Chase Bank, NA	CAD	97,199	EUR	63,472	4/12/18	81,055
JPMorgan Chase Bank, NA	SEK	69,135	EUR	7,044	4/16/18	(30,032)
JPMorgan Chase Bank, NA	JPY	811,005	TRY	28,539	4/24/18	(46,235)
JPMorgan Chase Bank, NA	TRY	28,539	JPY	811,004	4/24/18	46,226
JPMorgan Chase Bank, NA	MXN	157,468	USD	8,456	7/23/18	235,892
Morgan Stanley Capital Services, LLC	USD	19,214	TRY	76,220	2/13/18	1,011,424
Morgan Stanley Capital Services, LLC	JPY	853,425	CAD	9,789	2/27/18	133,542
Morgan Stanley Capital Services, LLC	TRY	89,665	USD	23,432	2/28/18	(264,591)
Morgan Stanley Capital Services, LLC	SEK	164,794	EUR	16,675	3/07/18	(212,183)
Morgan Stanley Capital Services, LLC	USD	48,738	CHF	45,317	4/12/18	216,342
Morgan Stanley Capital Services, LLC	TRY	28,927	USD	7,538	4/26/18	23,535
Morgan Stanley Capital Services, LLC	NOK	125,984	EUR	13,142	4/27/18	21,142
Royal Bank of Scotland PLC	AUD	33,679	NZD	36,717	2/07/18	(80,425)
Royal Bank of Scotland PLC	PEN	62,849	USD	19,408	2/07/18	(130,031)
Royal Bank of Scotland PLC	USD	17,398	ZAR	221,934	2/07/18	1,322,597
Royal Bank of Scotland PLC	MXN	92,691	USD	4,812	2/22/18	(152,992)
Royal Bank of Scotland PLC	USD	13,652	MXN	255,028	2/22/18	7,798
Royal Bank of Scotland PLC	TRY	343,793	USD	87,507	2/28/18	(3,350,666)
Royal Bank of Scotland PLC	BRL	67,171	USD	21,251	3/02/18	228,695
Royal Bank of Scotland PLC	ARS	363,623	USD	18,447	4/12/18	541,875
Standard Chartered Bank	BRL	25,789	USD	7,959	2/02/18	(135,400)
Standard Chartered Bank	USD	8,155	BRL	25,789	2/02/18	(60,407)
Standard Chartered Bank	TWD	2,456,937	USD	82,166	3/08/18	(2,324,035)
Standard Chartered Bank	EUR	356,858	USD	422,238	3/12/18	(21,868,270)
Standard Chartered Bank	USD	38,178	INR	2,478,204	3/12/18	576,723
Standard Chartered Bank	USD	39,452	INR	2,516,648	3/12/18	(96,247)

						$(53,322,337)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Month	Notional Amount (000)	Premiums Received	Market Value
Put
CDX-NAHY Series 29, 5 Year Index	Goldman Sachs International	Sell	98.00%	Feb 2018	$159,750	$159,750	$(19,341)
CDX-NAHY Series 29, 5 Year Index	Citibank, NA	Sell	103.00	Mar 2018	41,280	57,792	(51,066)

						$217,542	$(70,407)

CURRENCY OPTIONS WRITTEN

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
CNH vs. EUR/Deutsche Bank AG	CNH	8.060	02/2018	540,188,000	CNH	540,188	$356,997	$(57,212)
JPY vs. CAD/Morgan Stanley Capital Services LLC	JPY	90.220	02/2018	4,529,044,000	JPY	4,529,044	181,511	(82,931)
MXN vs. USD/Morgan Stanley Capital Services LLC	MXN	21.390	03/2018	841,004,000	MXN	841,004	357,661	(23,904)
MXN vs. USD/Credit Suisse International	MXN	21.500	07/2018	872,470,000	MXN	872,470	693,959	(469,805)
MXN vs. USD/JPMorgan Chase Bank, NA	MXN	20.000	07/2018	817,000,000	MXN	817,000	1,063,325	(1,021,747)
MXN vs. USD/Credit Suisse International	MXN	22.000	08/2018	1,813,900,000	MXN	1,813,900	1,605,302	(869,050)
MXN vs. USD/Goldman Sachs Bank USA	MXN	22.000	08/2018	891,440,000	MXN	891,440	734,709	(460,239)
NOK vs. EUR/Barclays Bank PLC	NOK	10.000	03/2018	669,000,000	NOK	669,000	355,116	(33,411)
NOK vs. EUR/Morgan Stanley Capital Services LLC	NOK	9.810	04/2018	623,180,000	NOK	623,180	405,136	(413,249)
NZD vs. AUD/Bank of America, N.A.	NZD	1.140	02/2018	120,965,000	NZD	120,965	431,023	(3,209)

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
NZD vs. AUD/Goldman Sachs Bank USA	NZD	1.120	03/2018	115,192,000	NZD	115,192	$391,254	$(203,313)
PEN vs. USD/Morgan Stanley Capital Services LLC	PEN	3.360	03/2018	132,132,000	PEN	132,132	146,682	(34,676)
RUB vs. USD/Credit Suisse International	RUB	65.850	02/2018	2,681,083,000	RUB	2,681,083	682,546	(1,574)
SEK vs. EUR/Morgan Stanley Capital Services LLC	SEK	10.100	03/2018	336,835,000	SEK	336,835	199,616	(19,663)
SEK vs. EUR/Citibank, NA	SEK	9.850	03/2018	1,369,643,000	SEK	1,369,643	1,412,873	(1,027,940)
SEK vs. EUR/JPMorgan Chase Bank, NA	SEK	10.030	04/2018	333,247,000	SEK	333,247	192,564	(111,521)
SEK vs. EUR/Deutsche Bank AG	SEK	10.000	04/2018	649,500,000	SEK	649,500	412,572	(284,696)
TRY vs. EUR/Deutsche Bank AG	TRY	4.900	04/2018	160,931,000	TRY	160,931	420,009	(422,570)
TRY vs. USD/JPMorgan Chase Bank, NA	TRY	3.840	03/2018	156,756,000	TRY	156,756	621,300	(429,632)
TRY vs. USD/Citibank, NA	TRY	3.860	03/2018	157,488,000	TRY	157,488	625,668	(406,653)
TRY vs. USD/JPMorgan Chase Bank, NA	TRY	3.930	03/2018	160,541,000	TRY	160,541	651,353	(304,106)
TRY vs. USD/Goldman Sachs Bank USA	TRY	4.040	04/2018	162,509,000	TRY	162,509	409,088	(253,371)
TRY vs. USD/JPMorgan Chase Bank, NA	TRY	4.030	04/2018	163,034,000	TRY	163,034	372,661	(290,819)
TRY vs. USD/Morgan Stanley Capital Services LLC	TRY	4.020	04/2018	159,494,000	TRY	159,494	426,506	(433,485)
TRY vs. USD/Morgan Stanley Capital Services LLC	TRY	4.370	07/2018	178,214,000	TRY	178,214	1,081,200	(434,364)
ZAR vs. USD/JPMorgan Chase Bank, NA	ZAR	15.400	02/2018	603,680,000	ZAR	603,680	607,600	(1,529)
ZAR vs. USD/Bank of America, N.A.	ZAR	16.000	04/2018	653,840,000	ZAR	653,840	484,046	(16,503)
Put
TRY vs. JPY/JPMorgan Chase Bank, NA	TRY	26.500	02/2018	157,400,000	TRY	157,400	418,605	(14,120)
TRY vs. JPY/JPMorgan Chase Bank, NA	TRY	27.040	04/2018	151,000,000	TRY	151,000	437,026	(450,878)

							$16,177,908	$(8,576,170)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)%	Quarterly	3.01%	USD	41,800	$(3,741,901)	$(3,599,559)	$(142,342)
Sale Contracts
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	5.00	Quarterly	2.33	USD	27,683	811,076	366,087	444,989
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	5.00	Quarterly	2.74	USD	86,405	8,063,357	7,050,813	1,012,544
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	5.00	Quarterly	3.01	USD	84,366	7,552,373	6,450,194	1,102,179
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00	Quarterly	0.09	USD	51,660	243,047	74,299	168,748
iTraxx Europe Crossover Series 21, 5 Year Index, 6/20/19*	5.00	Quarterly	0.72	EUR	4	359	215	144
iTraxx Europe Crossover Series 27, 5 Year Index, 6/20/22*	5.00	Quarterly	2.02	EUR	80,611	12,868,735	12,098,857	769,878

						$25,797,046	$22,440,906	$3,356,140

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid /Received	Unrealized Appreciation/ (Depreciation)
GBP	385,355	11/08/19	6 Month LIBOR	0.794%	Semi-Annual/ Semi-Annual	$(884,598)
GBP	385,355	11/08/19	6 Month LIBOR	0.796%	Semi-Annual/ Semi-Annual	(862,834)
USD	1,051,835	1/17/20	3 Month LIBOR	2.170%	Quarterly/ Semi-Annual	(2,902,461)
USD	1,051,835	1/17/20	3 Month LIBOR	2.204%	Quarterly/ Semi-Annual	(2,207,950)
GBP	154,190	11/08/22	1.029%	6 Month LIBOR	Semi-Annual/ Semi-Annual	2,668,228
GBP	154,190	11/08/22	1.022%	6 Month LIBOR	Semi-Annual/ Semi-Annual	2,743,083
USD	425,210	1/17/23	2.420%	3 Month LIBOR	Semi-Annual/ Quarterly	3,611,418
USD	425,210	1/17/23	2.389%	3 Month LIBOR	Semi-Annual/ Quarterly	4,237,944
GBP	154,600	1/10/28	6 Month LIBOR	1.357%	Semi-Annual/ Semi-Annual	(4,506,219)
GBP	154,690	11/29/27	6 Month LIBOR	1.399%	Semi-Annual/ Semi-Annual	(3,343,292)
GBP	154,600	1/11/28	6 Month LIBOR	1.381%	Semi-Annual/ Semi-Annual	(4,027,803)
GBP	59,110	11/29/47	1.579%	6 Month LIBOR	Semi-Annual/ Semi-Annual	2,395,118
GBP	59,465	1/11/48	1.542%	6 Month LIBOR	Semi-Annual/ Semi-Annual	3,250,107
GBP	59,465	1/10/48	1.519%	6 Month LIBOR	Semi-Annual/ Semi-Annual	3,721,568

						$3,892,309

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Goldman Sachs International
K. Hovnanian Enterprises, Inc., 7.000%, 1/15/19, 12/20/22*	(5.00)%	Quarterly	49.02%	USD	8,310	$2,349,841	$2,631,177	$(281,336)
Sale Contracts
Barclays Bank PLC
CCO Holdings, LLC, 5.750%, 1/15/24, 6/20/19*	5.00	Quarterly	0.26	USD	6,192	435,826	192,401	243,425
K. Hovnanian Enterprises, Inc., 7.000%, 1/15/19, 9/20/20*	5.00	Quarterly	56.75	USD	7,293	(1,965,092)	(1,094,420)	(870,672)
K. Hovnanian Enterprises, Inc., 7.000%, 1/15/19, 9/20/20*	5.00	Quarterly	56.75	USD	2,917	(785,983)	(438,445)	(347,538)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA
CDX-CMBX.NA. BBB-Series 7, 1/17/47*	3.00%	Monthly	5.23%	USD	5,000	$(517,583)	$(58,371)	$(459,212)
CDX-CMBX.NA. BBB-Series 7, 1/17/47*	3.00	Monthly	5.23	USD	25,000	(2,587,917)	(275,756)	(2,312,161)
Credit Suisse International
CDX-CMBX.NA. BB Series 6, 5/11/63*	5.00	Monthly	12.14	USD	547	(131,185)	(84,507)	(46,678)
CDX-CMBX.NA. BB Series 6, 5/11/63*	5.00	Monthly	12.14	USD	1,368	(328,084)	(211,346)	(116,738)
CDX-CMBX.NA. BB Series 6, 5/11/63*	5.00	Monthly	12.14	USD	1,368	(328,844)	(206,124)	(122,720)
CDX-CMBX.NA. BB Series 6, 5/11/63*	5.00	Monthly	12.14	USD	2,735	(657,069)	(411,692)	(245,377)
CDX-CMBX.NA. BB Series 6, 5/11/63*	5.00	Monthly	12.14	USD	14,000	(3,357,589)	(1,914,791)	(1,442,798)
CDX-CMBX.NA. BB Series 6, 5/11/63*	5.00	Monthly	12.14	USD	15,000	(3,601,583)	(1,832,552)	(1,769,031)
CDX-CMBX.NA. BB Series 6, 5/11/63*	5.00	Monthly	12.14	USD	15,000	(3,597,417)	(1,758,883)	(1,838,534)
CDX-CMBX.NA. BBB-Series 7, 1/17/47*	3.00	Monthly	5.23	USD	5,000	(517,584)	(108,520)	(409,064)
CDX-CMBX.NA. BBB-Series 7, 1/17/47*	3.00	Monthly	5.23	USD	5,000	(517,583)	(89,133)	(428,450)
International Game Technology, 4.750%, 2/15/23, 6/20/22*	5.00	Quarterly	1.20	EUR	1,640	342,497	163,319	179,178
Deutsche Bank AG CDX-CMBX.NA. BBB-Series 6, 5/11/63*	3.00	Monthly	6.94	USD	2,395	(354,181)	(292,985)	(61,196)
Goldman Sachs Bank USA K. Hovnanian Enterprises, Inc., 7.000%, 1/15/19, 9/20/20*	5.00	Quarterly	56.75	USD	3,110	(837,986)	(439,712)	(398,274)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Nine West Holdings, Inc., 6.875%, 3/15/19, 3/20/19*	5.00%	Quarterly	421.99%	USD	8,789	$(7,394,013)	$66,189	$(7,460,202)
Goldman Sachs International Avis Budget Car Rental LLC, 5.250%, 3/15/25, 6/20/22*	5.00	Quarterly	2.50	USD	11,500	1,174,412	672,203	502,209
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	12.14	USD	113,618	(27,248,803)	(27,527,034)	278,231
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	27,329	(4,036,949)	(4,120,623)	83,674
K. Hovnanian Enterprises, Inc., 7.000%, 1/15/19, 12/20/18*	5.00	Quarterly	90.09	USD	8,310	(2,069,438)	(1,942,463)	(126,975)
United States Steel Corp., 6.650%, 6/01/37, 12/20/21*	5.00	Quarterly	1.71	USD	4,590	575,906	(287,809)	863,715
Morgan Stanley Capital Services LLC Bombardier, Inc., 7.450%, 5/01/34, 6/20/21*	5.00	Quarterly	1.85	USD	5,000	518,187	170,408	347,779

						$(55,438,214)	$(39,199,469)	$(16,238,745)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA iBoxx $ Liquid High Yield Index	104,546	LIBOR	Quarterly	USD	28,034	3/20/18	$67,797
iBoxx $ Liquid High Yield Index	78,408	LIBOR	Quarterly	USD	21,025	3/20/18	50,847
iBoxx $ Liquid High Yield Index	52,269	LIBOR	Quarterly	USD	14,016	3/20/18	33,896
iBoxx $ Liquid High Yield Index	26,137	LIBOR	Quarterly	USD	7,008	3/20/18	17,603
Citibank, NA
iBoxx $ Liquid High Yield Index	104,565	LIBOR	Quarterly	USD	28,034	3/20/18	73,037
iBoxx $ Liquid High Yield Index	52,286	LIBOR	Quarterly	USD	14,018	3/20/18	36,521
iBoxx $ Liquid High Yield Index	26,120	LIBOR	Quarterly	USD	7,008	3/20/18	13,021

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
iShares iBoxx $ High Yield Corporate Bond ETF	287,000	LIBOR Minus 0.70%	Maturity	USD	25,179	2/12/18	$(146,314)
Goldman Sachs International
iShares iBoxx $ High Yield Corporate Bond ETF	629,880	LIBOR Minus 0.75%	Maturity	USD	55,133	2/15/18	(162,156)
Morgan Stanley Capital Services LLC
iBoxx $ Liquid High Yield Index	52,234	LIBOR	Quarterly	USD	14,017	3/20/18	23,427

							$7,679

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG
AUD/JPY 1/14/20*	11.12%	Maturity	AUD	1,023	$(978)	$	– 0	–	$(978)
Sale Contracts
Bank of America, NA
SPDR S&P 500 ETF Trust 2/07/18*	13.20	Maturity	USD	1,312	114,394		– 0	–	114,394
SPDR S&P 500 ETF Trust 2/07/18*	11.10	Maturity	USD	860	(201,029)		– 0	–	(201,029)
JPMorgan Chase Bank, NA
Hang Seng China Enterprises Index 2/27/18*	27.06	Maturity	HKD	7,788	202,922		– 0	–	202,922
UBS AG
SPDR S&P 500 ETF Trust 2/02/18*	10.30	Maturity	USD	1,545	(823,989)		– 0	–	(823,989)

					$(708,680)	$	– 0	–	$(708,680)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity		U.S. $ Value at January 31, 2018
Barclays Capital, Inc.†	1,742	USD	(3.00	)%*	– 0	–	$1,742,114
Barclays Capital, Inc.†	1,116	USD	(2.50	)%*	– 0	–	1,109,646
Barclays Capital, Inc.†	2,087	USD	(2.50	)%*	– 0	–	2,084,616
Barclays Capital, Inc.†	3,658	USD	(1.65	)%*	– 0	–	3,654,147
Barclays Capital, Inc.†	7,577	USD	(1.50	)%*	– 0	–	7,576,020
Barclays Capital, Inc.†	3,251	USD	(1.00	)%*	– 0	–	3,250,512
Barclays Capital, Inc.†	4,963	USD	(0.65	)%*	– 0	–	4,962,500
Barclays Capital, Inc.†	3,374	USD	(0.65	)%*	– 0	–	3,373,508
Barclays Capital, Inc.†	3,960	USD	(0.63	)%*	– 0	–	3,959,705
Barclays Capital, Inc.†	2,481	USD	(0.50	)%*	– 0	–	2,479,913
Barclays Capital, Inc.†	2,547	USD	(0.25	)%*	– 0	–	2,549,605
Barclays Capital, Inc.†	1,920	USD	(0.25	)%*	– 0	–	1,917,360
Barclays Capital, Inc.†	1,640	USD	(0.25	)%*	– 0	–	1,639,271
Barclays Capital, Inc.†	1,664	USD	0.50%		– 0	–	1,664,784
Barclays Capital, Inc.†	6,901	USD	0.75%		– 0	–	6,907,052
Barclays Capital, Inc.†	7,366	USD	0.90%		– 0	–	7,374,442

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity		U.S. $ Value at January 31, 2018
Barclays Capital, Inc.†	7,000	USD	1.35%		– 0	–	$7,000,613
Credit Suisse Securities (USA) LLC†	4,256	USD	(2.00	)%*	– 0	–	4,254,831
Credit Suisse Securities (USA) LLC†	992	USD	(1.75	)%*	– 0	–	990,889
Credit Suisse Securities (USA) LLC†	2,784	USD	(1.50	)%*	– 0	–	2,781,348
Credit Suisse Securities (USA) LLC†	7,983	USD	(1.25	)%*	– 0	–	7,978,156
Credit Suisse Securities (USA) LLC†	6,518	EUR	(1.00	)%*	– 0	–	8,091,950
Credit Suisse Securities (USA) LLC†	7,395	USD	(0.75	)%*	– 0	–	7,392,989
Credit Suisse Securities (USA) LLC†	291	USD	(0.50	)%*	– 0	–	291,174
Credit Suisse Securities (USA) LLC†	1,831	USD	(0.25	)%*	– 0	–	1,831,070
Credit Suisse Securities (USA) LLC†	1,885	USD	0.25%		– 0	–	1,885,079
Credit Suisse Securities (USA) LLC†	8,075	USD	0.50%		– 0	–	8,077,467
Credit Suisse Securities (USA) LLC†	6,505	USD	0.50%		– 0	–	6,506,647
Credit Suisse Securities (USA) LLC†	9,340	USD	0.75%		– 0	–	9,343,113
Credit Suisse Securities (USA) LLC†	4,906	USD	0.95%		– 0	–	4,909,067
Credit Suisse Securities (USA) LLC†	2,807	USD	1.20%		– 0	–	2,808,654
Credit Suisse Securities (USA) LLC†	2,395	USD	1.20%		– 0	–	2,398,365
Credit Suisse Securities (USA) LLC†	1,935	USD	1.20%		– 0	–	1,938,058
Deutsche Bank Securities, Inc.†	2,217	USD	(2.25	)%*	– 0	–	2,210,603
Deutsche Bank Securities, Inc.†	3,026	USD	(2.00	)%*	– 0	–	3,023,896
Deutsche Bank Securities, Inc.†	2,161	USD	(2.00	)%*	– 0	–	2,155,384
Deutsche Bank Securities, Inc.†	1,500	USD	(0.50	)%*	– 0	–	1,498,979
Deutsche Bank Securities, Inc.†	4,472	USD	(0.25	)%*	– 0	–	4,470,455
Deutsche Bank Securities, Inc.†	6,052	USD	0.50%		– 0	–	6,051,590
Deutsche Bank Securities, Inc.†	1,813	USD	0.65%		– 0	–	1,814,604
Deutsche Bank Securities, Inc.†	1,669	USD	1.00%		– 0	–	1,672,031
HSBC Securities (USA) Inc.†	19,944	USD	1.20%		– 0	–	19,996,895
Nomura International PLC†	3,965	USD	1.00%		– 0	–	3,965,350
RBC Capital Markets†	4,095	USD	(2.50	)%*	– 0	–	4,088,958
RBC Capital Markets†	2,858	USD	(1.75	)%*	– 0	–	2,856,528
RBC Capital Markets†	953	USD	(1.75	)%*	– 0	–	952,222
RBC Capital Markets†	5,037	USD	(1.50	)%*	– 0	–	5,015,012
RBC Capital Markets†	4,583	USD	(1.50	)%*	– 0	–	4,568,466
RBC Capital Markets†	1,554	USD	0.50%		– 0	–	1,554,093

							$200,619,731

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2018.
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days			31-90 Days			Greater than 90 Days			Total
Corporates - Non-Investment Grade	$157,866,024	$	– 0	–	$	– 0	–	$	– 0	–	$157,866,024
Emerging Markets - Corporate Bonds	6,907,052		– 0	–		– 0	–		– 0	–	6,907,052
Emerging Markets - Sovereigns	15,849,760		– 0	–		– 0	–		– 0	–	15,849,760
Governments - Treasuries	19,996,895		– 0	–		– 0	–		– 0	–	19,996,895

Total	$200,619,731	$	– 0	–	$	– 0	–	$	– 0	–	$200,619,731

**	Principal amount less than 500.
(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.45% of net assets as of January 31, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost			Market Value			Percentage of Net Assets
Artsonig Pty Ltd.
11.50%, 4/01/19	12/22/17	$	– 0	–	$	– 0	–	0.00%
BCD Acquisition, Inc.
9.625%, 9/15/23	8/17/16		14,819,343			16,001,002		0.20%
BI-LO LLC/BI-LO Finance Corp.
9.25%, 2/15/19	4/30/15		6,683,087			6,607,938		0.08%
BI-LO LLC/BI-LO Finance Corp.
8.625%, 9/15/18	4/28/15		12,263,244			5,267,999		0.07%
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
8.061%, 4/25/26	4/29/16		14,481,297			14,772,297		0.19%
Bellemeade Re II Ltd. Series 2016-1A, Class B1
13.561%, 4/25/26	4/29/16		2,330,884			2,487,089		0.03%
Bellemeade Re Ltd. Series 2015-1A, Class M2
5.852%, 7/25/25	7/27/15		3,636,231			3,695,291		0.05%
Creditcorp
12.00%, 7/15/18	6/28/13		6,198,860			5,832,700		0.07%
Dominican Republic International Bond
16.00%, 7/10/20	12/08/10		15,563,583			13,672,769		0.17%
Dominican Republic International Bond
12.00%, 1/20/22	1/23/15		7,876,175			7,848,144		0.10%
Dominican Republic International Bond
10.50%, 1/17/20	1/23/15		7,779,185			7,557,977		0.10%
Dominican Republic International Bond
15.95%, 6/04/21	1/11/13		1,448,747			1,325,878		0.02%
Exide Technologies
11.00%, 4/30/22	4/30/15		23,932,333			23,255,050		0.30%
Exide Technologies
7.25%, 4/30/25	5/03/17		1,704,482			1,732,397		0.02%
Exide Technologies
7.00%, 4/30/25	11/10/16		519,883			561,183		0.01%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value		Percentage of Net Assets
Fideicomiso PA Pacifico Tres
7.00%, 1/15/35	3/04/16	$10,621,857		$13,730,075		0.17%
Golden Energy Offshore Services AS
5.00%, 2/15/18	5/14/14	5,209,178		1,961,514		0.02%
K2016470219 (South Africa) Ltd.
3.00%, 12/31/22	6/30/17	6,699,071		195,695		0.00%
K2016470260 (South Africa) Ltd.
25.00%, 12/31/22	1/31/17	1,342,281		1,229,068		0.02%
Liberty Tire Recycling LLC
9.50%, 1/15/23	1/03/18	840,962		840,962		0.01%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	5/15/13	12,955,187		161		0.00%
Modular Space Corp.	2/23/17	7,676,909		8,842,320		0.11%
SoFi Consumer Loan Program LLC Series 2017-5, Class R1
Zero Coupon, 9/25/26	9/18/17	8,413,600		8,000,000		0.10%
SoFi Consumer Loan Program LLC Series 2017-3, Class R
Zero Coupon, 5/25/26	5/11/17	6,200,880		6,302,055		0.08%
SoFi Consumer Loan Program LLC Series 2017-4, Class R1
Zero Coupon, 5/26/26	6/28/17	5,740,087		5,713,211		0.07%
SoFi Consumer Loan Program LLC Series 2017-2, Class R
Zero Coupon, 2/25/26	6/15/17	6,274,299		5,620,732		0.07%
SoFi Consumer Loan Program LLC Series 2016-1, Class R
Zero Coupon, 8/25/25	7/28/17	5,881,862		4,487,965		0.06%
SoFi Consumer Loan Program LLC Series 2016-5, Class R
Zero Coupon, 9/25/28	6/23/17	3,881,020		2,652,846		0.03%
Texas Competitive/TCEH
11.50%, 10/01/20	4/18/11	– 0	–	– 0	–	0.00%
Tonon Luxembourg SA
7.25%, 1/24/20	1/16/13	6,352,630		494,314		0.01%
Vantage Drilling International
10.00%, 12/31/20	2/10/16	412,249		422,380		0.01%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	8/01/12	11,383,331		831,890		0.01%
Virgolino de Oliveira Finance SA
10.875%, 1/13/20	6/09/14	2,486,550		703,133		0.01%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	2/12/14	5,618,897		623,480		0.01%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	10/19/12	2,931,444		265,330		0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
6.811%, 11/25/25	9/06/16	6,063,618		6,774,473		0.09%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
7.061%, 11/25/25	9/28/15	3,322,838		3,919,527		0.05%
iHeartCommunications, Inc.
11.25%, 3/01/21	2/22/17	2,055,868		1,771,900		0.02%
iPayment, Inc.
10.75%, 4/15/24	4/06/17	5,840,460		6,707,578		0.09%

(d)	Fair valued by the Adviser.
(e)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2018.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the aggregate market value of these securities amounted to $2,824,258,143 or 35.9% of net assets.
(g)	Illiquid security.
(h)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2018.
(i)	Defaulted.
(j)	Non-income producing security.
(k)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
CHC Group LLC	3/10/17	$18,385,445	$2,042,536		0.03%
CHC Group LLC/CHC Finance Ltd. Series AI
3.75%%, 10/01/20	3/10/17	10,473,401	19,349,636		0.25%
Exide Technologies	4/30/15	630,678	1,309,193		0.01%
Momentive Performance Materials, Inc.
8.875%, 10/15/20	10/11/12	10	– 0	–	0.00%
Mt. Logan Re Ltd. (Preference Shares)	4/01/15	25,000,000	25,483,375		0.32%
Mt. Logan Re Ltd. (Preference Shares)	12/30/14	12,695,000	12,704,804		0.16%

(l)	Convertible security.
(m)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2018.
(n)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(o)	Defaulted matured security.
(p)	Variable rate coupon, rate shown as of January 31, 2018.
(q)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(r)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(s)	Inverse interest only security.
(t)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at January 31, 2018.
(u)	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(v)	IO - Interest Only.
(w)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(x)	Affiliated investments.
(y)	The rate shown represents the 7-day yield as of period end.
(z)	As of January 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $609,229,023 and gross unrealized depreciation of investments was $(467,417,495), resulting in net unrealized appreciation of $141,811,528.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNH	-	Chinese Yuan Renminbi (Offshore)
CNY	-	Chinese Yuan Renminbi

COP	-	Colombian Peso
DOP	-	Dominican Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

12MTA	-	12 Month Treasury Average
ABS	-	Asset-Backed Securities
ARPP7DRR	-	Argentina Central Bank 7-Day Repo Reference Rate
BADLAR	-	Argentina Deposit Rates Badlar Private Banks
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
JSC	-	Joint Stock Company
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt

COUNTRY BREAKDOWN (1)

January 31, 2018 (unaudited)

56.8%	United States
6.9%	Brazil
3.5%	Argentina
2.9%	Mexico
2.9%	United Kingdom
2.8%	Turkey
2.1%	Indonesia
1.7%	Canada
1.7%	Luxembourg
1.4%	France
1.0%	Italy
1.0%	Spain
0.9%	Russia
12.8%	Other
1.6%	Short-Term

100.0%	Total Investments

(1)	All data are as of January 31, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.9% or less in the following countries: Angola, Australia, Bahrain, Belarus, Bermuda, Cameroon, Cayman Islands, Chile, China, Colombia, Costa Rica, Denmark, Dominican Republic, Ecuador, Egypt, El Salvador, Ethiopia, Gabon, Germany, Guatemala, Honduras, Hong Kong, India, Iraq, Ireland, Israel, Ivory Coast, Jamaica, Jersey (Channel Islands), Jordan, Kazakhstan, Kenya, Macau, Malaysia, Mongolia, Netherlands, Nigeria, Norway, Pakistan, Peru, Senegal, Serbia, Singapore, South Africa, Sri Lanka, Sweden, Switzerland, Trinidad & Tobago, Ukraine, Uruguay, Venezuela and Zambia.

AB High Income Fund

January 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2018:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$3,168,323,356		$56,495,517	#	$3,224,818,873
Governments - Treasuries		– 0	–	1,177,691,330		– 0	–	1,177,691,330
Emerging Markets - Treasuries		– 0	–	709,601,832		– 0	–	709,601,832
Collateralized Mortgage Obligations		– 0	–	673,395,141		– 0	–	673,395,141
Emerging Markets - Sovereigns		– 0	–	500,478,371		– 0	–	500,478,371
Corporates - Investment Grade		– 0	–	478,081,579		– 0	–	478,081,579
Emerging Markets - Corporate Bonds		– 0	–	362,287,082		2,184,407		364,471,489
Bank Loans		– 0	–	160,553,084		45,796,420		206,349,504
Common Stocks		58,810,747		2,042,536		75,502,471	#	136,355,754
Commercial Mortgage-Backed Securities		– 0	–	16,331,428		107,366,172		123,697,600
Preferred Stocks		11,655,687		7,187,518		68,311,334		87,154,539
Inflation-Linked Securities		– 0	–	67,951,239		13,730,075		81,681,314
Asset-Backed Securities		– 0	–	4,036,113		61,037,264		65,073,377
Local Governments - Regional Bonds		– 0	–	53,454,471		– 0	–	53,454,471
Quasi-Sovereigns		– 0	–	32,020,972		– 0	–	32,020,972
Whole Loan Trusts		– 0	–	– 0	–	17,543,763		17,543,763
Collateralized Loan Obligations		– 0	–	967,751		10,508,556		11,476,307
Local Governments - US Municipal Bonds		– 0	–	10,992,061		– 0	–	10,992,061
Governments - Sovereign Bonds		– 0	–	8,755,844		– 0	–	8,755,844
Warrants		643,278		– 0	–	1,350,172	#	1,993,450
Options Purchased - Puts		– 0	–	1,233,658		– 0	–	1,233,658
Options Purchased - Calls		– 0	–	764		– 0	–	764
Short-Term Investments:
Emerging Markets - Sovereigns		– 0	–	48,924,648		– 0	–	48,924,648
Investment Companies		41,488,204		– 0	–	– 0	–	41,488,204
Time Deposits		– 0	–	30,646,100		– 0	–	30,646,100
Governments - Treasuries		– 0	–	6,714,244		– 0	–	6,714,244

Investments valued at NAV**								2,345,071

Total Investments in Securities		112,597,916		7,521,671,122		459,826,151		8,096,440,260
Other Financial Instruments*:
Assets
Futures		4,909,241		– 0	–	– 0	–	4,909,241
Forward Currency Exchange Contracts		– 0	–	50,762,824		– 0	–	50,762,824
Centrally Cleared Credit Default Swaps		– 0	–	29,538,947		– 0	–	29,538,947
Centrally Cleared Interest Rate Swaps		– 0	–	22,627,466		– 0	–	22,627,466
Credit Default Swaps		– 0	–	5,396,669		– 0	–	5,396,669
Total Return Swaps		– 0	–	316,149		– 0	–	316,149
Variance Swaps		– 0	–	317,316		– 0	–	317,316
Liabilities
Futures		(9,636,585)		– 0	–	– 0	–	(9,636,585)
Forward Currency Exchange Contracts		– 0	–	(104,085,161)		– 0	–	(104,085,161)
Credit Default Swaptions Written		– 0	–	(70,407)		– 0	–	(70,407)
Currency Options Written		– 0	–	(8,576,170)		– 0	–	(8,576,170)
Centrally Cleared Credit Default Swaps		– 0	–	(3,741,901)		– 0	–	(3,741,901)
Centrally Cleared Interest Rate Swaps		– 0	–	(18,735,157)		– 0	–	(18,735,157)
Credit Default Swaps		– 0	–	(60,834,883)		– 0	–	(60,834,883)
Total Return Swaps		– 0	–	(308,470)		– 0	–	(308,470)
Variance Swaps		– 0	–	(1,025,996)		– 0	–	(1,025,996)

Total^		$107,870,572		$7,433,252,348		$459,826,151		$8,003,294,142

#	The Fund held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

**	In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. Accordingly, the total investments with a fair value of $2,345,071 have not been categorized in the fair value hierarchy.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non - Investment Grade#		Emerging Markets - Corporate Bonds		Bank Loans		Common Stocks#
Balance as of 10/31/17	$58,323,801		$2,021,391		$30,526,181		$55,590,256
Accrued discounts/(premiums)	(70,516)		(348,327)		24,552		– 0	–
Realized gain (loss)	(13,668,316)		– 0	–	104,582		250
Change in unrealized appreciation/depreciation	24,042,710		(95,495)		606,444		5,442,940
Purchases/Pay ups	3,882,113		8,549,640		7,334,530		1,054,438
Sales/Pay downs	(16,194,866)		(8,152,000)		(8,868,816)		(250)
Transfers into level 3	180,591		209,198		16,582,384		13,414,837
Transfers out of level 3	– 0	–	– 0	–	(513,437)		– 0	–

Balance as of 1/31/18	$56,495,517		$2,184,407		$45,796,420		$75,502,471

Net change in unrealized appreciation/depreciation from investments held as of 1/31/18	$14,391,504		$(6,775,723)		$677,406		$5,442,940

	Commercial Mortgage - Backed Securities		Preferred Stocks		Inflation-Linked Securities		Asset-Backed Securities
Balance as of 10/31/17	$106,247,106		$64,354,359		$12,511,202		$55,460,954
Accrued discounts/(premiums)	93,037		– 0	–	5,718		516,822
Realized gain (loss)	(591,549)		– 0	–	– 0	–	1,218,848
Change in unrealized appreciation/depreciation	444,397		3,956,975		1,213,155		(4,914,138)
Purchases	5,100,000		– 0	–	– 0	–	10,996,115
Sales/Pay downs	(3,926,819)		– 0	–	– 0	–	(2,241,337)
Transfers into level 3	– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of level 3	– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 1/31/18	$107,366,172		$68,311,334		$13,730,075		$61,037,264

Net change in unrealized appreciation/depreciation from investments held as of 1/31/18	$(267,850)		$3,956,975		$1,213,155		$(4,914,138)

	Whole Loan Trusts		Collateralized Loan Obligations		Warrants#		Short Term Investments: Emerging Markets - Sovereigns
Balance as of 10/31/17	$31,293,986		$8,681,968		$36,530			$7,283,376
Accrued discounts/(premiums)	14,276		20,889		– 0	–		3,435
Realized gain (loss)	(6,504,270)		– 0	–	– 0	–		136,099
Change in unrealized appreciation/depreciation	3,042,844		64,699		1,313,638			(111,295)
Purchases	322,638		1,741,000		4			– 0	–
Sales	(10,625,711)		– 0	–	– 0	–		(7,311,615)
Transfers into level 3	– 0	–	– 0	–	– 0	–		– 0	–
Transfers out of level 3	– 0	–	– 0	–	– 0	–		– 0	–

Balance as of 1/31/18	$17,543,763		$10,508,556		$1,350,172		$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 1/31/18	$(428,243)		$64,698		$1,313,638		$	– 0	–

	Total
Balance as of 10/31/17	$432,331,110
Accrued discounts/(premiums)	259,886
Realized gain (loss)	(19,304,356)
Change in unrealized appreciation/depreciation	35,006,874
Purchases/Pay ups	38,980,478
Sales/Pay downs	(57,321,414)
Transfers into level 3	30,387,010
Transfers out of level 3	(513,437)

Balance as of 1/31/18	$459,826,151	+

Net change in unrealized appreciation/depreciation from investments held as of 1/31/18	$14,674,362

#	The Fund held securities with zero market value during the reporting period.
+	There were de minimis transfers between levels during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at January 31, 2018. Securities priced (i) by the third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/31/18	Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates - Non-Investment Grade	$2,155,673	Recovery Analysis	Collateral Value	$100.00/N/A
	$4,927	Projected Cash Flow	Terms of Escrow	$1.80 per $1,000
Principal

$2,160,600

Common Stocks	$25,483,375	Market Approach	NAV Equivalent	$1,019.34/N/A
	$12,704,804	Market Approach	NAV Equivalent	$1,000.77/N/A
	$7,170,686	Market Approach	EBITDA* Projection	$96mm/N/A
			EBITDA* Multiples	8.8X-9.8X/9.3X
	$500,499	Market Approach	EBITDA* Projection	$99mm/N/A
			EBITDA* Multiple	5.1X/N/A
	$493,569	Market Approach	EBITDA* Projection	$40.9mm/NA
			EBITDA* Multiples	6.2X-8.2X/7.2X
	$378,950	Market Approach	EBITDA* Projection	$337.1 mm/N/A
			EBITDA* Multiples	16.3X/N/A
	$144,768	Market Approach	EBITDA* Projection	$25 mm/N/A
			EBITDA* Multiples	5.9X-7.9X/6.9X

$46,876,651

Preferred Stocks	$6,560,193	Market Approach	EBITDA* Projection	$96mm/N/A
			EBITDA* Multiples	8.8X-9.8X/9.3X
Whole Loan Trusts	$7,637,479	Market Approach	Underlying NAV of the	$76.86/N/A
Collateral
	$4,384,153	Recovery Analysis	Cumulative Loss	<20%/N/A
	$2,527,971	Discounted Cash Flow	Cash Flow Yield	96.74%/N/A
	$1,532,164	Discounted Cash Flow	Level Yield	55.60%/N/A
	$722,572	Discounted Cash Flow	Level Yield	45.11%/N/A
	$531,217	Discounted Cash Flow	Level Yield	28.13%/N/A
	$478,207	Discounted Cash Flow	Level Yield	53.69%/N/A

$17,813,763

*	Earnings Before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Underlying NAV of the Collateral, NAV Equivalent, Projected Earnings, EBITDA projections and EBITDA Multiple in isolation would be expected to result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in Cumulative Loss, Cash Flow Yield and Level Yield in isolation would be expected to result in a significant lower (higher) fair value measurement.

The Adviser has established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2018 is as follows:

Fund	Market Value 10/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$68,969	$637,105	$664,586	$41,488	$161

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 26, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 26, 2018